UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04861

Fidelity Garrison Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026
Fidelity® VIP Investment Grade Central Fund VIP Investment Grade Central Fund

This semi-annual shareholder report contains information about Fidelity® VIP Investment Grade Central Fund for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIP Investment Grade Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$3,435,863,286
Number of Holdings	2,136
Portfolio Turnover	157%
What did the Fund invest in?
(as of June 30, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 62.3
AAA - 7.0
AA - 0.6
A - 8.4
BBB - 13.7
BB - 1.8
B - 0.8
Not Rated - 7.9
Short-Term Investments and Net Other Assets (Liabilities) - (2.5)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 46.6
Corporate Bonds - 22.9
U.S. Government Agency - Mortgage Securities - 15.7
Asset-Backed Securities - 9.7
CMOs and Other Mortgage Related Securities - 7.5
Other Investments - 0.1
Foreign Government and Government Agency Obligations - 0.0
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.5)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.0
Grand Cayman (UK Overseas Ter) - 4.5
Bailiwick Of Jersey - 0.8
United Kingdom - 0.7
Mexico - 0.7
Ireland - 0.4
Netherlands - 0.4
Japan - 0.2
Canada - 0.2
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	34.2
US Treasury Bonds	12.4
Fannie Mae Mortgage pass-thru certificates	5.4
Freddie Mac Gold Pool	4.6
Ginnie Mae II Pool	4.0
Freddie Mac Multifamily Structured pass-thru certificates	1.9
Morgan Stanley	1.2
Bank of America Corp	1.1
Uniform Mortgage Backed Securities	1.0
JPMorgan Chase & Co	1.0
66.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916116.102    1619-TSRS-0826

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® VIP Investment Grade Central Fund

Semi-Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® VIP Investment Grade Central Fund
Schedule of Investments June 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 9.7%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.8%
AIMCO CLO 17 Ltd / AIMCO CLO 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0136% 7/20/2037 (c)(d)(g)	2,147,000	2,148,460
AIMCO CLO 19 Ltd / AIMCO CLO 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0252% 10/20/2037 (c)(d)(g)	758,000	760,259
AIMCO CLO 20 Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.21%, 4.8895% 10/16/2038 (c)(d)(g)	4,404,000	4,411,187
Ares LXX CLO Ltd / Ares LXX CLO LLC Series 2025-70A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9166% 1/25/2039 (c)(d)(g)	2,088,000	2,089,758
Bain Capital Credit CLO Ltd / Bain Capital Credit CLO LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9952% 7/18/2038 (c)(d)(g)	2,397,000	2,398,836
Bain Capital Credit CLO Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9021% 1/21/2039 (c)(d)(g)	2,447,000	2,447,360
Benefit Street Partners CLO XXXV Ltd Series 2026-35A Class AR, CME Term SOFR 3 month Index + 1.2%, 4.8241% 7/25/2039 (c)(d)(g)	2,010,000	2,012,818
Blueberry Park CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0252% 10/20/2037 (c)(d)(g)	2,445,000	2,447,367
Flatiron CLO 26 Ltd / Flatiron CLO 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.0031% 1/15/2038 (c)(d)(g)	2,057,000	2,060,044
Hamlin Park CLO Ltd / Hamlin Park CLO LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.0152% 10/20/2037 (c)(d)(g)	2,092,000	2,093,674
Ocp CLO Aegis Ltd Series 2026-39A Class AR, CME Term SOFR 3 month Index + 1.09%, 4.7695% 4/16/2038 (c)(d)(g)	2,588,000	2,582,801
OCP CLO Ltd / OCP CLO LLC Series 2026-33A Class A1R, CME Term SOFR 3 month Index + 1.19%, 4.8874% 7/20/2039 (c)(d)(g)	1,981,000	1,980,966
TOTAL BAILIWICK OF JERSEY		27,433,530
BERMUDA - 0.1%
OHA Credit Funding Ltd Series 2026-18AR Class A1R, CME Term SOFR 3 month Index + 1.2%, 0% 7/20/2039 (c)(d)(g)	3,069,000	3,068,985
OHA Credit Funding Ltd Series 2026-18AR Class A2R, CME Term SOFR 3 month Index + 1.35%, 0% 7/20/2039 (c)(d)(g)	250,000	249,999
RR Ltd Series 2026-25A Class A1A2, CME Term SOFR 3 month Index + 1.18%, 4.8531% 4/15/2041 (c)(d)(g)	1,550,000	1,548,318
TOTAL BERMUDA		4,867,302
GRAND CAYMAN (UK OVERSEAS TER) - 4.5%
AIMCO CDO Series 2026-10A Class A1R3, CME Term SOFR 3 month Index + 1.19%, 4.8886% 7/22/2039 (c)(d)(g)	2,517,000	2,518,493
AIMCO CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.0204% 7/17/2037 (c)(d)(g)	2,190,000	2,192,781
AIMCO CLO 14 Ltd / AIMCO CLO 14 LLC Series 2025-14A Class A1R, CME Term SOFR 3 month Index + 1.22%, 4.8952% 10/20/2038 (c)(d)(g)	3,132,569	3,134,812
AIMCO CLO 22 Ltd / AIMCO CLO 22 LLC Series 2026-22A Class A1R, CME Term SOFR 3 month Index + 1.2%, 4.8254% 4/19/2039 (c)(d)(g)	2,727,000	2,729,217
AIMCO CLO Series 2026-BA Class AR3, CME Term SOFR 3 month Index + 1.2%, 4.8795% 4/16/2037 (c)(d)(g)	2,577,000	2,580,866
Allegro CLO Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.0152% 7/20/2038 (c)(d)(g)	1,532,000	1,534,105
Allegro CLO XII Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.1121% 7/21/2037 (c)(d)(g)	3,308,000	3,314,173
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 4.9831% 7/15/2038 (c)(d)(g)	2,687,000	2,689,314
Ares LIX CLO Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 4.9582% 4/25/2034 (c)(d)(g)	1,039,487	1,040,031
Ares LV CLO Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.0431% 10/15/2037 (c)(d)(g)	1,386,000	1,388,979
Ares LVIII CLO Ltd / Ares LVIII CLO LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.9131% 4/15/2038 (c)(d)(g)	2,126,000	2,126,374
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 4.9331% 1/15/2038 (c)(d)(g)	1,292,000	1,295,415
Barings CLO Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.0452% 10/20/2037 (c)(d)(g)	2,095,000	2,100,897
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9171% 7/24/2035 (c)(d)(g)	1,151,049	1,151,632
Benefit Str Partners CLO XXXIII Ltd / Benefit Str Partners CLO XXXIII LLC Series 2026-33A Class AR, CME Term SOFR 3 month Index + 1.19%, 4.8566% 1/25/2039 (c)(d)(g)	2,200,000	2,201,470
Benefit Street Partners CLO 44 Ltd / LLC Series 2025-44A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.8931% 1/15/2039 (c)(d)(g)	2,095,000	2,097,395
Benefit Street Partners CLO Ltd Series 2025-43A Class A, CME Term SOFR 3 month Index + 1.27%, 4.9452% 10/20/2038 (c)(d)(g)	2,227,000	2,232,902
Benefit Street Partners CLO V-B Ltd Series 2026-5BA Class A1RR, CME Term SOFR 3 month Index + 1.21%, 4.8455% 7/20/2039 (c)(d)(g)	1,504,000	1,505,584
Benefit Street Partners CLO Xxiii Ltd Series 2026-23A Class A1RR, CME Term SOFR 3 month Index + 1.26%, 4.9031% 4/25/2039 (c)(d)(g)	1,942,000	1,944,257
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease US LLC Series 2021-1A Class A, 2.443% 7/15/2046 (g)	1,683,967	1,597,345
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 4.9852% 1/20/2038 (c)(d)(g)	1,648,000	1,650,877
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.0766% 7/25/2037 (c)(d)(g)	2,843,000	2,843,000
Carlyle US CLO Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.8789% 1/20/2039 (c)(d)(g)	2,370,000	2,371,815
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.0352% 10/20/2037 (c)(d)(g)	1,562,000	1,565,435
Cedar Funding XII CLO Ltd / Cedar Funding XII CLO LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 4.8666% 1/25/2038 (c)(d)(g)	1,960,000	1,959,020
Cedar Funding XVII CLO Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0252% 7/20/2038 (c)(d)(g)	1,848,000	1,851,245
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 4.9431% 10/15/2038 (c)(d)(g)	2,120,000	2,120,844
CIFC Funding Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 4.9161% 10/23/2038 (c)(d)(g)	1,403,000	1,403,387
CIFC Funding Ltd Series 2026-6A Class A1R, CME Term SOFR 3 month Index + 1.21%, 4.8822% 7/15/2039 (c)(d)(g)	2,459,000	2,460,230
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.0531% 7/15/2037 (c)(d)(g)	2,806,000	2,809,566
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.0631% 10/15/2037 (c)(d)(g)	2,219,000	2,222,246
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.0531% 10/15/2037 (c)(d)(g)	2,283,000	2,285,701
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 4.8331% 4/15/2038 (c)(d)(g)	2,121,000	2,122,258
Flatiron CLO 20 Ltd / Flatiron CLO 20 LLC Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.8819% 11/20/2038 (c)(d)(g)	2,662,000	2,663,903
Flatiron CLO 31 Ltd Series 2025-31A Class A1, CME Term SOFR 3 month Index + 1.2%, 4.8969% 1/18/2039 (c)(d)(g)	2,090,000	2,091,756
Flatiron CLO 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 4.9536% 10/22/2038 (c)(d)(g)	2,133,000	2,143,339
Flatiron CLO Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0352% 10/19/2037 (c)(d)(g)	2,396,000	2,398,396
FTAI MRE Cayman Ltd Series 2026-1A Class A, 5.632% 6/15/2051 (g)	1,660,000	1,659,128
GoldenTree Loan Management US CLO 30 Ltd Series 2026-30A Class A, CME Term SOFR 3 month Index + 1.18%, 4.958% 7/20/2039 (c)(d)(g)	2,481,000	2,480,973
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (g)	455,595	454,191
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (g)	724,001	716,757
Lakeside Park CLO Ltd / Lakeside Park CLO LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 4.8231% 4/15/2038 (c)(d)(g)	1,534,000	1,532,474
Madison Park Funding LXVII Ltd / Madison Park Funding LXVI LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 5.1766% 4/25/2037 (c)(d)(g)	2,724,000	2,724,000
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.208% 10/25/2037 (c)(d)(g)	2,357,478	2,359,548
Magnetite CLO Ltd Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 4.9866% 7/25/2038 (c)(d)(g)	2,169,000	2,173,260
Magnetite CLO Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 4.8231% 4/15/2038 (c)(d)(g)	1,483,000	1,483,273
Magnetite Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 4.9566% 1/25/2038 (c)(d)(g)	1,342,000	1,342,943
Magnetite XXIX Ltd / Magnetite XXIX LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0231% 7/15/2037 (c)(d)(g)	2,086,000	2,087,404
Magnetite XXVI Ltd / Magnetite XXVI LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 4.818% 1/25/2038 (c)(d)(g)	1,997,000	1,995,173
Magnetite XXVIII Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 4.9131% 1/15/2038 (c)(d)(g)	2,717,000	2,721,836
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 4.8431% 4/15/2038 (c)(d)(g)	2,531,000	2,528,626
Morgan Stanley Eaton Vance CLO Ltd Series 2026-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9952% 1/20/2037 (c)(d)(g)	1,828,000	1,830,788
Neuberger Berman Loan Advisers CLO 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.0752% 7/18/2038 (c)(d)(g)	2,147,000	2,150,512
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0252% 7/20/2037 (c)(d)(g)	3,605,000	3,606,676
OCP Aegis CLO Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 4.7821% 1/21/2038 (c)(d)(g)	1,891,000	1,884,446
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 4.9671% 10/24/2038 (c)(d)(g)	2,254,000	2,260,785
OCP CLO Ltd Series 2025-46A Class A, CME Term SOFR 3 month Index + 1.2%, 5.0473% 10/15/2038 (c)(d)(g)	1,470,000	1,470,245
OHA Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 4.9052% 4/20/2038 (c)(d)(g)	1,397,000	1,400,085
OHA Credit Funding 26 Ltd Series 2026-26A Class A1, CME Term SOFR 3 month Index + 1.19%, 4.968% 7/20/2039 (c)(d)(g)	2,145,000	2,145,163
OHA Credit Funding 4 Ltd / OHA Credit Funding 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 4.9536% 1/22/2038 (c)(d)(g)	2,452,000	2,454,001
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.0052% 10/20/2037 (c)(d)(g)	1,921,000	1,923,882
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.1752% 4/20/2037 (c)(d)(g)	3,069,000	3,069,000
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 5.3252% 4/20/2037 (c)(d)(g)	250,000	250,000
OHA Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 4.7819% 2/20/2038 (c)(d)(g)	1,936,000	1,936,608
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 4.9952% 1/18/2038 (c)(d)(g)	834,000	835,480
Palmer Square CLO Ltd Series 2026-1A Class A, CME Term SOFR 3 month Index + 1.19%, 4.8604% 4/20/2039 (c)(d)(g)	1,813,000	1,813,453
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6131% 7/15/2033 (c)(d)(g)	1,826,907	1,825,993
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 4.4511% 2/15/2033 (c)(d)(g)	1,796,691	1,795,084
Peebles Park CLO Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9252% 10/20/2038 (c)(d)(g)	761,000	761,607
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (g)	692,346	673,818
RR 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0231% 10/15/2039 (c)(d)(g)	1,065,000	1,066,422
RR 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.0131% 1/15/2037 (c)(d)(g)	2,626,000	2,627,140
RR Ltd Series 2026-16A Class A1A2, CME Term SOFR 3 month Index + 1.22%, 4.9066% 7/15/2041 (c)(d)(g)	1,566,000	1,568,333
RR Ltd Series 2026-44A Class A1A, CME Term SOFR 3 month Index + 1.17%, 4.8424% 4/15/2041 (c)(d)(g)	2,348,000	2,344,478
Sixth Street CLO XIX Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 4.9604% 7/17/2038 (c)(d)(g)	1,380,000	1,383,122
Sixth Street CLO XVIII Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9304% 10/17/2038 (c)(d)(g)	2,113,000	2,115,910
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.0004% 7/17/2038 (c)(d)(g)	1,771,000	1,773,819
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (d)(g)	18,391	18,408
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (g)	444,009	442,010
Voya CLO Ltd / Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 4.9852% 1/20/2038 (c)(d)(g)	648,000	649,424
Voya CLO Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.1931% 4/15/2037 (c)(d)(g)	1,190,000	1,190,000
Voya CLO Ltd Series 2026-1AR Class A1AR, CME Term SOFR 3 month Index + 1.22%, 1.22% 7/15/2039 (c)(d)(g)	1,200,000	1,199,994
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		155,065,332
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (g)	441,535	444,434
MULTI-NATIONAL - 0.2%
AIMCO CLO Ltd / AIMCO CLO LLC Series 2026-21A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9252% 4/18/2039 (c)(d)(g)	2,697,000	2,700,625
Allegro CLO XV Ltd / Allegro CLO VX LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 4.8552% 4/20/2038 (c)(d)(g)	1,736,000	1,734,347
OCP CLO Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9252% 1/20/2038 (c)(d)(g)	1,400,000	1,400,409
TOTAL MULTI-NATIONAL		5,835,381
UNITED STATES - 4.1%
AASET Ltd / AASET LLC Series 2025-1A Class A, 5.943% 2/16/2050 (g)	1,192,587	1,196,596
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (g)	619,300	596,968
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (g)	675,818	642,159
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (g)	1,291,202	1,312,262
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (g)	1,179,159	1,198,391
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (g)	1,024,578	1,025,316
Affirm Master Trust Series 2025-1A Class A, 4.99% 2/15/2033 (g)	6,800,000	6,826,394
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (g)	400,000	396,957
Aligned Data Centers Issuer LLC Series 2026-1A Class A2I, 5.909% 6/15/2056 (g)	1,535,000	1,538,418
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (g)	1,584,477	1,590,281
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (g)	102,304	101,719
Avis Budget Rental Car Funding AESOP LLC Series 2026-3A Class A, 4.82% 4/20/2031 (g)	600,000	600,307
Avis Budget Rental Car Funding AESOP LLC Series 2026-4A Class A, 5.09% 12/20/2032 (g)	600,000	601,004
BHG Securitization Trust Series 2026-1CON Class A, 4.81% 6/17/2037 (g)	289,057	288,163
Carmax Auto Owner Trust Series 2025-4 Class A3, 3.97% 12/16/2030	500,000	495,723
Carmax Auto Owner Trust Series 2025-4 Class B, 4.42% 7/15/2031	100,000	99,187
Carmax Select Receivables Trust Series 2026-A Class A2A, 4.03% 12/17/2029	250,000	249,336
Carmax Select Receivables Trust Series 2026-A Class A3, 3.99% 5/17/2032	70,000	69,267
Carvana Auto Receivables Trust Series 2026-P2 Class A3, 4.77% 4/10/2031	600,000	600,999
Castlelake Aircraft Securitization Trust Series 2018-1 Class A, 4.125% 6/15/2043 (g)	204,688	202,766
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (g)	253,426	249,549
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (g)	666,261	651,276
CCG Receivables Trust Series 2026-1 Class A2, 4.45% 1/17/2034 (g)	700,000	698,880
CNSL Series 2026-1A Class A2, 5.079% 3/20/2056 (g)	440,000	434,758
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (g)	1,696,458	1,679,232
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (g)	4,558,215	4,052,755
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (g)	2,149,200	2,125,633
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (g)	1,422,850	1,407,300
DB Master Finance LLC Series 2026-1A Class A2I, 5.2% 5/20/2056 (g)	1,530,000	1,530,203
DB Master Finance LLC Series 2026-1A Class A2II, 5.432% 5/20/2056 (g)	1,294,000	1,296,201
Dell Equipment Finance Trust Series 2025-2 Class A2, 4.1% 2/22/2028 (g)	1,800,000	1,798,242
Dell Equipment Finance Trust Series 2025-2 Class A3, 4.12% 3/24/2031 (g)	2,400,000	2,388,911
Dext ABS LLC Series 2025-1 Class A3, 4.77% 8/15/2035 (g)	1,230,000	1,233,896
Dext ABS LLC Series 2025-2 Class A2, 4.1% 4/17/2028 (g)	442,612	442,061
Dext ABS LLC Series 2025-2 Class A3, 4.23% 4/15/2036 (g)	365,000	363,155
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (g)	1,115,780	1,108,650
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2I, 2.662% 4/25/2051 (g)	1,458,750	1,386,244
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (g)	3,849,155	3,531,376
Domino's Pizza Master Issuer LLC Series 2025-1A Class A2II, 5.217% 7/25/2055 (g)	932,000	928,563
ESART Series 2025-5A Class A3, 4.24% 11/15/2029	2,400,000	2,397,385
Exeter Select Automobile Receivables Trust Series 2025-3 Class A3, 4.18% 12/16/2030	1,000,000	996,835
GGAM Master Trust International Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (g)	4,401,048	4,372,909
GGAM Master Trust International Ltd / LLC Series 2026-1A Class A, 5.861% 9/30/2060 (g)	2,005,000	2,002,393
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (g)	2,821,916	2,830,836
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (g)	1,690,000	1,699,017
Goldentree Loan Management US CLO Ltd Series 2026-28A Class A, CME Term SOFR 3 month Index + 1.17%, 4.837% 10/20/2039 (c)(d)(g)	1,299,000	1,298,275
Green Lakes Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 4.8466% 1/25/2038 (c)(d)(g)	2,081,000	2,079,067
HPEFS Equipment Trust Series 2025-2A Class A3, 4.03% 11/22/2032 (g)	4,500,000	4,479,363
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (g)	1,777,500	1,794,780
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (g)	1,324,988	1,337,983
Magnetite XXXVIII Ltd Series 2026-38A Class A1R, CME Term SOFR 3 month Index + 1.19%, 4.8822% 7/15/2039 (c)(d)(g)	2,121,000	2,121,371
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (g)	900,000	898,964
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (g)	3,104,017	3,035,888
Nissan Auto Lease Trust Series 2026-A Class A3, 3.87% 3/15/2029	330,000	327,260
Nissan Master Owner Trust Receivable Series 2024-B Class A, 5.05% 2/15/2029 (g)	800,000	803,361
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 4.9004% 10/17/2038 (c)(d)(g)	2,081,000	2,082,203
OneMain Financial Issuance Trust Series 2019-2A Class A, 3.14% 10/14/2036 (g)	4,000,000	3,948,878
OneMain Financial Issuance Trust Series 2025-1A Class A, 4.82% 7/14/2038 (g)	4,200,000	4,200,755
Onemain Financial Issuance Trust Series 2026-1A Class A, 4.98% 7/14/2039 (g)	400,000	401,691
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (g)	2,240,000	2,228,686
Oportun Issuance Trust Series 2025-D Class A, 4.53% 2/8/2033 (g)	2,400,000	2,385,458
Optn Series 2026-A Class A, 4.32% 1/9/2034 (g)	740,000	733,147
Phantom Aviation Series 2026-1A Class A, 5.24% 1/15/2051 (g)	1,476,626	1,447,932
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (g)	316,995	320,923
Pk Alift Loan Funding 7 LP Series 2025-2 Class A, 4.75% 3/15/2043 (g)	2,228,071	2,210,473
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (g)	1,389,410	1,332,731
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (g)	1,346,245	1,258,372
Planet Fitness Master Issuer LLC Series 2025-1A Class A2I, 5.274% 12/6/2055 (g)	1,441,388	1,430,075
Reach ABS Trust Series 2026-1A Class A, 4.32% 2/15/2033 (g)	2,120,486	2,119,099
Reach ABS Trust Series 2026-1A Class B, 4.37% 2/15/2033 (g)	1,300,000	1,291,781
RKTL Series 2026-2A Class A, 4.33% 5/25/2035 (g)	1,011,063	1,009,708
Santander Drive Auto Receivables Trust Series 2026-1 Class A3, 3.93% 7/15/2030	600,000	594,572
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (g)	560,000	539,180
SFS Auto Receivables Securitization Trust Series 2026-1A Class A3, 3.96% 7/21/2031 (g)	300,000	296,234
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (g)	1,368,812	1,376,194
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (g)	1,923,705	1,928,998
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (g)	3,689,810	3,705,316
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (g)	2,193,595	2,206,508
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (g)	2,623,055	2,535,129
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (g)	2,735,345	2,685,805
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (g)	1,294,290	1,267,310
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (g)	3,045,000	3,009,855
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.6228% 9/25/2034 (c)(d)	1,845	2,016
Towd Point Mortgage Trust Series 2017-6 Class A2, 3% 10/25/2057 (g)	600,000	577,599
Upg HI Issuer Trust Series 2025-2 Class A, 5% 9/25/2047 (g)	1,288,015	1,281,645
Upg HI Issuer Trust Series 2026-1 Class A, 5.03% 2/25/2048 (g)	196,856	196,144
Upstart Securitization Trust Series 2026-3 Class A2, 4.77% 7/20/2036 (g)	180,000	179,936
VCAT Asset Securitization LLC Series 2026-NPL2 Class A1, 5.062% 2/25/2056 (g)(h)	357,389	356,062
VCAT LLC Series 2026-NPL3 Class A1, 5.567% 5/25/2056 (d)(g)	422,117	422,060
Volkswagen Credit Auto Master Trust Series 2026-1A Class A, 4.71% 5/20/2031 (g)	600,000	602,203
Wheels Fleet Lease Funding LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (g)	4,900,000	4,864,117
Willis Engine Structured Trust III Series 2017-A Class A, 4.69% 8/15/2042 (d)(g)	912,674	907,700
Willis Engine Structured Trust Series 2025-A Class A, 5.582% 6/15/2050 (g)	1,722,257	1,726,107
Willis Engine Structured Trust VI Series 2021-A Class A, 3.104% 5/15/2046 (g)	1,272,298	1,193,569
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (g)	1,073,667	1,064,624
TOTAL UNITED STATES		141,335,580
TOTAL ASSET-BACKED SECURITIES (Cost $335,401,796)		334,981,559

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Capital One NA ICE IBA - USD SOFR SPREAD-ADJ ICE SWAP RATE 5Y + 1.73%, 5.974% 8/9/2028 (c)(d)	847,000	863,466
Morgan Stanley Bank NA 4.788% 5/10/2030 (d)	1,040,000	1,041,027
Regions Bank/Birmingham AL 6.45% 6/26/2037	2,368,000	2,525,292

TOTAL UNITED STATES		4,429,785
TOTAL BANK NOTES (Cost $4,314,803)		4,429,785

Collateralized Mortgage Obligations - 1.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.4%
ACRA Trust Series 2026-NQM1 Class A1FC, 5.573% 6/25/2066 (g)	1,000,000	998,590
Fannie Mae Guaranteed REMIC Series 2017-13 Class PA, 3% 8/25/2046	2,877,902	2,678,117
Fannie Mae Guaranteed REMIC Series 2022-56 Class FH, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3278% 9/25/2052 (c)(d)	4,174,295	4,137,924
Fannie Mae Guaranteed REMIC Series 2024-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8278% 9/25/2053 (c)(d)	1,465,672	1,477,716
Fannie Mae Mortgage pass-thru certificates Series 1999-57 Class PH, 6.5% 12/25/2029	4,000	4,062
Fannie Mae Mortgage pass-thru certificates Series 2025-31 Class FN, U.S. 30-Day Avg. SOFR Index + 1.65%, 5.2778% 6/25/2054 (c)(d)	1,859,237	1,890,188
Fannie Mae Mortgage pass-thru certificates Series 2025-37 Class DF, U.S. 30-Day Avg. SOFR Index + 1.65%, 5.2778% 8/25/2054 (c)(d)	1,845,117	1,875,944
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5237 Class FP, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.1778% 7/25/2052 (c)(d)	800,898	794,514
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.2978% 8/25/2052 (c)(d)	969,112	961,042
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.3778% 9/25/2052 (c)(d)	1,749,156	1,736,330
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5255 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3278% 9/25/2052 (c)(d)	1,418,357	1,401,461
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5256 Class FA, U.S. 30-Day Avg. SOFR Index + 0.65%, 4.2778% 9/25/2052 (c)(d)	1,023,821	1,017,544
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FE, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0278% 2/25/2055 (c)(d)	2,138,050	2,158,541
Ginnie Mae REMIC pass-thru certificates Series 2023-60 Class FT, CME Term SOFR 1 month Index + 0.5145%, 4.1535% 3/20/2044 (c)(d)	4,283,634	4,262,395
J P Morgan Mortgage Trust Series 2026-NQX1 Class A1, 5.5% 7/25/2066 (d)(g)	659,196	657,859
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (g)	466,755	437,130
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM3 Class A1FC, 5.134% 3/25/2071 (d)(g)	187,756	186,924
OBX Trust Series 2025-NQM19 Class A1, 4.869% 10/25/2065 (d)(g)	1,686,996	1,673,185
OBX Trust Series 2025-NQM8 Class A1, 5.472% 3/25/2065 (d)(g)	3,459,499	3,467,126
OBX Trust Series 2026-R2 Class A1FC, 5.364% 3/25/2063 (d)(g)	870,259	869,953
Olit Series 2025-HB2 Class A, 3% 11/25/2038 (d)(g)	397,805	388,388
Olit Series 2026-HB2 Class A, 3% 5/25/2039 (d)(g)	1,002,797	981,307
Olit Series 2026-HB3 Class A, 3% 6/25/2039 (d)(g)	977,000	955,897
Onslow Bay Financial LLC Series 2025-NQM20 Class A1, 5.021% 10/25/2065 (d)(g)	1,859,017	1,845,746
Onslow Bay Financial Series 2026-NQM4 Class A1FC, 5.082% 2/25/2066 (d)(g)	380,506	378,928
Preston Ridge Partners Mortgage Series 2025-RCF1 Class A1, 4.845% 1/25/2056 (d)(g)	540,448	533,093
Prpm LLC Series 2025-RCF5 Class A1, 4.839% 10/25/2055 (g)	2,298,322	2,284,350
PRPM LLC Series 2026-RCF2 Class A1, 5.5% 3/25/2056 (d)(g)	446,884	447,638
PRPM Series 2026-RCF4 Class A1, 5.25% 6/25/2056 (g)(h)	500,000	497,923
PRPM Trust Series 2026-RCF3 Class A1, 5.25% 5/25/2056 (g)	327,695	326,258
Rco Mortgage LLC Series 2026-1 Class A1, 5.5358% 3/25/2031 (d)(g)	564,198	560,327
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.0516% 7/20/2034 (c)(d)	287	269
Towd Point Mortgage Trust Series 2021-1 Class A1, 2.25% 11/25/2061 (d)(g)	379,440	354,441
Verus Securitization Trust 2026-5 Series 2026-5 Class A1FC, 5.362% 5/25/2071 (d)(g)	400,000	400,380
Verus Securitization Trust Series 2026-2 Class A1FC, 4.507% 2/25/2071 (g)(h)	2,468,076	2,443,029
Verus Securitization Trust Series 2026-R2 Class A1FC, 5.282% 10/25/2067 (g)(h)	348,467	348,657
Verus Securitization Trust Series 2026-R4 Class A1, 5.275% 12/27/2067 (d)(g)	1,356,785	1,351,938
Verus Series 2026-R3 Class A1FC, 5.19% 2/27/2068 (d)(g)	279,692	279,218
TOTAL UNITED STATES		47,064,332
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $47,106,918)		47,064,332

Commercial Mortgage Securities - 6.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 6.1%
Ares Commercial Mortgage Trust Series 2026-GCP Class A, CME Term SOFR 1 month Index + 1.25%, 4.8754% 2/15/2043 (c)(d)(g)	1,134,000	1,134,000
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (g)	833,028	817,568
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (g)	265,000	256,587
BANK Series 2018-BN10 Class A4, 3.428% 2/15/2061	283,277	278,375
BANK Series 2018-BN13 Class A4, 3.953% 8/15/2061	758,135	747,595
BANK Series 2019-BN19 Class A3, 3.183% 8/15/2061	2,230,000	2,110,003
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	201,824	190,290
BANK Series 2023-BNK46 Class A4, 5.745% 8/15/2056	900,000	932,939
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/26/2059 (g)	2,386,723	2,355,069
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.2963% 9/15/2056 (d)	1,307,000	1,353,612
BBCMS Mortgage Trust Series 2025-5C38 Class XB, 0.8919% 11/15/2058 (d)(g)(i)	13,700,000	501,415
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	420,518	413,630
Benchmark Mortgage Trust Series 2018-B7 Class A3, 4.241% 5/15/2053	5,650,000	5,577,464
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/2052	2,882,896	2,827,831
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	389,846	378,269
Benchmark Mortgage Trust Series 2020-B17 Class A4, 2.0422% 3/15/2053	1,675,000	1,519,148
Benchmark Mortgage Trust Series 2020-B19 Class A5, 1.85% 9/15/2053	4,596,963	4,094,497
Benchmark Mortgage Trust Series 2024-V5 Class A3, 5.8053% 1/10/2057	700,000	714,377
Benchmark Mortgage Trust Series 2025-V18 Class XB, 0.4196% 10/15/2058 (d)(g)(i)	32,500,000	572,000
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 4.9675% 3/15/2041 (c)(d)(g)	929,202	930,073
BMP Commercial Mortgage Trust Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 4.9973% 6/15/2041 (c)(d)(g)	1,665,000	1,666,041
BMP Commercial Mortgage Trust Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.267% 6/15/2041 (c)(d)(g)	822,000	822,771
BMP Commercial Mortgage Trust Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 5.4667% 6/15/2041 (c)(d)(g)	581,000	582,089
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.218% 11/5/2039 (d)(g)	7,379,000	7,420,759
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.7754% 2/15/2035 (c)(d)(g)	3,187,000	3,179,507
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.7692% 3/15/2030 (c)(d)(g)	7,113,985	7,100,647
BX 2025-ROIC Trust Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.0189% 3/15/2030 (c)(d)(g)	857,920	855,775
BX 2025-ROIC Trust Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.1687% 3/15/2030 (c)(d)(g)	1,208,799	1,205,777
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.0688% 4/15/2040 (c)(d)(g)	4,211,353	4,213,985
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 4.6713% 4/15/2034 (c)(d)(g)	780,087	776,458
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 4.9713% 4/15/2034 (c)(d)(g)	1,007,281	1,001,839
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.2713% 4/15/2034 (c)(d)(g)	665,897	661,799
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 5.5713% 4/15/2034 (c)(d)(g)	699,023	694,198
BX Commercial Mortgage Trust Series 2020-VIV2 Class C, 3.5424% 3/9/2044 (d)(g)	5,519,000	5,138,652
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.4286% 10/15/2036 (c)(d)(g)	2,648,253	2,647,425
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 4.6383% 10/15/2036 (c)(d)(g)	396,287	395,439
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 4.8381% 10/15/2036 (c)(d)(g)	530,325	529,157
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.0378% 10/15/2036 (c)(d)(g)	514,682	512,933
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 5.687% 10/15/2036 (c)(d)(g)	1,789,733	1,783,646
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.1164% 4/15/2037 (c)(d)(g)(j)	770,030	770,271
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9182% 12/15/2039 (c)(d)(g)	3,869,679	3,876,935
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2667% 5/15/2041 (d)(g)	2,250,445	2,253,258
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.017% 3/15/2041 (c)(d)(g)	3,663,560	3,668,140
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8254% 3/15/2043 (c)(d)(g)	3,705,376	3,705,377
BX Commercial Mortgage Trust Series 2026-XL6 Class B, CME Term SOFR 1 month Index + 1.45%, 5.0754% 3/15/2043 (c)(d)(g)	443,958	444,929
BX Series 2026-ORBT Class A, 5.03% 7/15/2043 (d)(g)	3,120,000	3,120,000
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.5654% 4/15/2037 (c)(d)(g)(j)	970,200	970,806
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 5.9154% 4/15/2037 (c)(d)(g)(j)	219,099	219,305
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.4644% 4/15/2037 (c)(d)(g)(j)	183,399	183,686
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.0673% 4/15/2041 (c)(d)(g)	3,086,459	3,090,317
BX Trust Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.3169% 4/15/2041 (c)(d)(g)	497,700	498,322
BX Trust Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 5.5666% 4/15/2041 (c)(d)(g)	413,000	413,516
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.0674% 2/15/2039 (c)(d)(g)	2,146,566	2,150,591
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.4169% 2/15/2039 (c)(d)(g)(j)	276,928	277,447
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.3166% 3/15/2041 (c)(d)(g)(j)	835,800	837,106
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 5.5663% 3/15/2041 (c)(d)(g)	1,109,500	1,111,580
BX Trust Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.0254% 6/15/2035 (c)(d)(g)	816,000	818,064
BX Trust Series 2026-ALOHA Class A, 4.9754% 4/15/2043 (d)(g)	2,709,000	2,710,693
BX Trust Series 2026-CIP Class A, CME Term SOFR 1 month Index + 1.2%, 4.8254% 5/15/2038 (c)(d)(g)	2,396,044	2,402,042
BX Trust Series 2026-LP3 Class A, 5.0054% 4/15/2043 (g)	3,427,513	3,438,224
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (d)(g)	2,112,000	2,109,480
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (g)	2,841,323	2,237,291
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	850,545	839,690
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class A, 4.6945% 2/10/2043 (d)(g)	200,000	198,451
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 5.8433% 1/15/2041 (d)(g)	563,000	564,660
ELP Series 2025-ELP Class A, 4.6039% 11/13/2042 (d)(g)	1,431,000	1,412,684
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9254% 10/15/2042 (c)(d)(g)	6,530,044	6,544,328
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.2254% 10/15/2042 (c)(d)(g)	731,981	734,269
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.4754% 10/15/2042 (c)(d)(g)	356,359	358,141
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8254% 2/15/2043 (c)(d)(g)	3,893,841	3,898,708
Extended Stay America Trust Series 2026-ESH2 Class B, CME Term SOFR 1 month Index + 1.4%, 5.0254% 2/15/2043 (c)(d)(g)	371,020	372,180
Extended Stay America Trust Series 2026-ESH2 Class C, CME Term SOFR 1 month Index + 1.6%, 5.2254% 2/15/2043 (c)(d)(g)	1,850,418	1,860,826
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031	1,000,000	891,525
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1117% 3/25/2029 (c)(d)	994,766	992,374
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (d)	600,000	596,578
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (d)	400,000	396,762
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (d)	4,750,000	4,728,805
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	4,100,000	4,089,754
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (d)	1,300,000	1,292,442
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.1217% 7/25/2030 (c)(d)	799,234	798,644
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (d)	700,000	695,943
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class A2, 4.165% 11/25/2030 (d)	400,000	394,919
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.1417% 10/25/2030 (d)	3,098,304	3,092,968
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K552 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1317% 10/25/2030 (c)(d)	1,898,571	1,895,994
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032	1,700,000	1,687,837
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K762 Class A2, 4.36% 9/25/2032	2,500,000	2,466,507
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1317% 10/25/2030 (c)(d)	1,772,020	1,769,646
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.0917% 10/25/2030 (c)(d)	1,399,256	1,397,387
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K555 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.0917% 11/25/2030 (c)(d)	999,867	999,272
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K556 Class AS, U.S. 30-Day Avg. SOFR Index + 0.49%, 4.0817% 12/25/2030 (c)(d)	1,099,960	1,098,742
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K557 Class AS, 4.0917% 12/25/2030 (d)	1,499,886	1,499,884
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K558 Class AS, 4.0917% 11/25/2030 (d)	899,837	899,482
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K559 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1117% 1/25/2031 (c)(d)	2,899,104	2,899,960
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K560 Class AS, 4.1017% 2/25/2031 (d)	3,899,922	3,899,916
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K561 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.0917% 3/25/2031 (c)(d)	2,599,970	2,611,051
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K562 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1492% 3/25/2031 (c)(d)	6,499,120	6,501,118
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K563 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.0917% 5/25/2031 (c)(d)	2,500,000	2,499,996
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 5.0415% 11/5/2037 (d)(g)	1,264,000	1,260,064
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (g)(j)	223,602	138,633
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (g)(j)	386,779	230,025
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9206% 5/15/2039 (c)(d)(g)	4,230,000	4,029,075
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.4193% 5/15/2039 (c)(d)(g)	2,383,000	2,085,123
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 5.7185% 5/15/2039 (c)(d)(g)	1,335,000	1,121,399
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.1673% 5/15/2039 (c)(d)(g)	1,187,000	925,858
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 4.8395% 3/15/2038 (c)(d)(g)	36,263	35,948
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.1395% 3/15/2038 (c)(d)(g)	330,648	315,769
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 5.4895% 3/15/2038 (c)(d)(g)	288,995	273,311
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	1,895,246	1,863,608
PFDR Trust Series 2026-DLVR Class A, CME Term SOFR 1 month Index + 1.7%, 5.3126% 6/15/2043 (c)(d)(g)	1,000,000	999,688
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8754% 3/15/2043 (c)(d)(g)	4,071,000	4,073,536
Plym Commercial Mortgage Trust Series 2026-IND Class B, CME Term SOFR 1 month Index + 1.45%, 5.0754% 3/15/2043 (c)(d)(g)	604,000	604,189
Plym Commercial Mortgage Trust Series 2026-IND Class C, CME Term SOFR 1 month Index + 1.65%, 5.2754% 3/15/2043 (c)(d)(g)	670,000	670,000
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (g)	448,149	452,472
SCMS Series 2025-BNC1 Class A2, 4.5016% 12/15/2057 (g)	756,072	750,444
Shops Coml Mtg Trust Series 2026-CSTL Class A, 4.9709% 5/5/2039 (d)(g)	2,245,000	2,230,289
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.8683% 12/15/2039 (c)(d)(g)	5,568,000	5,569,746
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.2178% 12/15/2039 (c)(d)(g)	613,000	612,999
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 5.6173% 12/15/2039 (c)(d)(g)	452,000	452,565
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (g)	1,766,729	1,506,866
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (g)	113,488	93,408
Wells Fargo Commercial Mortgage Trust Series 2026-5C10 Class A3, 5.789% 6/15/2059	1,100,000	1,134,204
TOTAL UNITED STATES		208,511,681
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $211,922,766)		208,511,681

Foreign Government and Government Agency Obligations - 0.0%
	Principal Amount (a)	Value ($)
SAUDI ARABIA - 0.0%
Kingdom of Saudi Arabia 3.25% 10/22/2030 (g)	966,000	909,692
Kingdom of Saudi Arabia 4.5% 4/22/2060 (g)	736,000	578,481
TOTAL SAUDI ARABIA		1,488,173
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,692,409)		1,488,173

Non-Convertible Corporate Bonds - 22.9%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia 3.61% 9/12/2034 (d)(g)	802,000	768,008
Westpac Banking Corp 4.11% 7/24/2034 (d)	1,139,000	1,110,790

TOTAL AUSTRALIA		1,878,798
CANADA - 0.2%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (g)	983,000	964,702
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 5.85% 2/1/2035	766,000	797,676
Cenovus Energy Inc 3.75% 2/15/2052	2,600,000	1,851,711
Cenovus Energy Inc 4.65% 3/20/2031	641,000	632,792
Cenovus Energy Inc 5.25% 6/15/2037	1,010,000	979,535
Cenovus Energy Inc 5.4% 3/20/2036	493,000	488,391
Enbridge Inc 4.25% 12/1/2026	544,000	543,609
TOTAL ENERGY		5,293,714
TOTAL CANADA		6,258,416
FRANCE - 0.1%
Financials - 0.1%
Banks - 0.1%
BNP Paribas SA 5.786% 1/13/2033 (d)(g)	2,966,000	3,061,330
Societe Generale SA 5.5% 4/13/2029 (d)(g)	2,025,000	2,047,254

TOTAL FRANCE		5,108,584
GERMANY - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (d)	600,000	602,310
Deutsche Bank AG/New York NY 5.06% 4/14/2032 (d)	834,000	831,946
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (d)	1,600,000	1,648,067
TOTAL FINANCIALS		3,082,323
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
RWE Finance US LLC 5.125% 9/18/2035 (g)	1,867,000	1,822,083
TOTAL GERMANY		4,904,406
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
AIA Group Ltd 3.2% 9/16/2040 (g)	1,070,000	821,446
IRELAND - 0.4%
Financials - 0.2%
Consumer Finance - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	1,236,000	1,228,448
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	1,295,000	1,246,525
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	1,385,000	1,265,993
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	4,054,000	4,105,713
TOTAL FINANCIALS		7,846,679
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 4.7% 1/30/2031 (g)	2,000,000	1,964,408
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (g)	1,183,000	1,194,751
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (g)	2,774,000	2,845,271
TOTAL INDUSTRIALS		6,004,430
TOTAL IRELAND		13,851,109
ITALY - 0.2%
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 5% 6/29/2030 (d)(g)	5,586,000	5,592,591
JAPAN - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
NTT Finance Corp 4.567% 7/16/2027 (g)	424,000	424,355
NTT Finance Corp 4.62% 7/16/2028 (g)	429,000	427,968
NTT Finance Corp 4.876% 7/16/2030 (g)	1,128,000	1,125,495
NTT Finance Corp 5.0115% 11/1/2031 (g)	1,709,000	1,706,717
NTT Finance Corp 5.2588% 11/1/2033 (g)	2,461,000	2,453,415
TOTAL COMMUNICATION SERVICES		6,137,950
Financials - 0.0%
Banks - 0.0%
Mitsubishi UFJ Financial Group Inc 4.592% 4/18/2030 (d)	485,000	482,601
Mitsubishi UFJ Financial Group Inc 4.847% 4/21/2032 (d)	685,000	681,761
Sumitomo Mitsui Financial Group Inc 4.934% 7/7/2032 (d)	903,000	899,464
TOTAL FINANCIALS		2,063,826
TOTAL JAPAN		8,201,776
MEXICO - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petroleos Mexicanos 5.95% 1/28/2031	1,957,000	1,935,669
Petroleos Mexicanos 6.35% 2/12/2048	4,049,000	3,345,689
Petroleos Mexicanos 6.5% 1/23/2029	1,705,000	1,740,361
Petroleos Mexicanos 6.7% 2/16/2032	6,634,000	6,683,821
Petroleos Mexicanos 6.75% 9/21/2047	3,713,000	3,173,947
Petroleos Mexicanos 6.95% 1/28/2060	2,417,000	2,044,782
Petroleos Mexicanos 7.69% 1/23/2050	4,972,000	4,633,805

TOTAL MEXICO		23,558,074
NETHERLANDS - 0.4%
Financials - 0.3%
Banks - 0.3%
ABN AMRO Bank NV 4.988% 12/3/2028 (d)(g)	9,000,000	9,049,046
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	936,000	923,262
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	2,700,000	2,700,856
TOTAL INFORMATION TECHNOLOGY		3,624,118
TOTAL NETHERLANDS		12,673,164
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (g)	371,018	377,458
SAUDI ARABIA - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Avilease Capital Ltd 5.5% 6/30/2031 (g)	1,750,000	1,754,866
SWITZERLAND - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
UBS Group AG 1.494% 8/10/2027 (d)(g)	1,788,000	1,781,730
UBS Group AG 3.869% 1/12/2029 (d)(g)	1,233,000	1,218,821
UBS Group AG 4.194% 4/1/2031 (d)(g)	2,950,000	2,880,006
		5,880,557
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (d)(g)	200,000	199,443
TOTAL SWITZERLAND		6,080,000
UNITED KINGDOM - 0.7%
Consumer Staples - 0.1%
Tobacco - 0.1%
BAT Capital Corp 6.421% 8/2/2033	1,030,000	1,113,390
Imperial Brands Finance PLC 6.125% 7/27/2027 (g)	1,136,000	1,153,476
Reynolds American Inc 5.7% 8/15/2035	373,000	384,312
Reynolds American Inc 6.15% 9/15/2043	1,227,000	1,243,657
Reynolds American Inc 7.25% 6/15/2037	909,000	1,034,096
TOTAL CONSUMER STAPLES		4,928,931
Financials - 0.6%
Banks - 0.6%
Barclays PLC 4.219% 5/24/2030 (d)	2,609,000	2,564,776
Barclays PLC 5.088% 6/20/2030 (d)	2,253,000	2,259,226
Barclays PLC 5.102% 6/26/2032 (d)	5,000,000	4,995,258
Barclays PLC 6.224% 5/9/2034 (d)	2,277,000	2,395,646
Barclays PLC 6.49% 9/13/2029 (d)	642,000	664,514
Barclays PLC 6.692% 9/13/2034 (d)	3,300,000	3,563,482
NatWest Group PLC 3.073% 5/22/2028 (d)	1,427,000	1,408,828
NatWest Group PLC 4.983% 6/18/2032 (d)	2,192,000	2,190,683
TOTAL FINANCIALS		20,042,413
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (g)	696,000	665,841
TOTAL UNITED KINGDOM		25,637,185
UNITED STATES - 19.5%
Communication Services - 1.7%
Diversified Telecommunication Services - 0.8%
AT&T Inc 2.55% 12/1/2033	4,584,000	3,850,114
AT&T Inc 4.3% 2/15/2030	433,000	427,297
AT&T Inc 4.4% 4/30/2031	426,000	418,834
AT&T Inc 4.75% 5/15/2046	4,816,000	4,048,911
Comcast Corp 2.937% 11/1/2056	2,100,000	1,137,336
Comcast Corp 3.9% 3/1/2038	329,000	278,645
Comcast Corp 4.65% 7/15/2042	779,000	658,437
HUT 8 DC LLC 6.192% 11/15/2042 (g)	2,267,000	2,296,203
Space Exploration Technologies Corp 5.35% 7/15/2031 (g)	5,248,000	5,234,328
Space Exploration Technologies Corp 5.65% 7/15/2033 (g)	6,820,000	6,779,369
Verizon Communications Inc 4.75% 1/15/2033	1,762,000	1,734,621
Verizon Communications Inc 4.78% 2/15/2035	2,099,000	2,030,343
		28,894,438
Interactive Media & Services - 0.1%
Meta Platforms Inc 4.875% 5/15/2033	2,416,000	2,394,169
Meta Platforms Inc 5.25% 5/15/2036	1,841,000	1,828,005
		4,222,174
Media - 0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029	1,100,000	1,024,880
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	369,000	313,596
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	917,000	844,337
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050	335,000	249,878
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	850,000	846,763
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	5,834,000	4,722,004
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	1,073,000	822,749
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	759,000	638,876
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	1,545,000	1,582,734
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	842,000	771,891
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	1,250,000	1,276,068
Time Warner Cable LLC 4.5% 9/15/2042	283,000	213,293
Time Warner Cable LLC 5.5% 9/1/2041	521,000	445,786
Time Warner Cable LLC 5.875% 11/15/2040	460,000	411,342
Time Warner Cable LLC 6.55% 5/1/2037	6,199,000	6,144,930
Time Warner Cable LLC 7.3% 7/1/2038	1,160,000	1,193,020
		21,502,147
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 3.75% 4/15/2027	1,871,000	1,861,353
T-Mobile USA Inc 3.875% 4/15/2030	2,705,000	2,621,078
T-Mobile USA Inc 4.375% 4/15/2040	404,000	356,337
T-Mobile USA Inc 4.5% 4/15/2050	793,000	640,080
		5,478,848
TOTAL COMMUNICATION SERVICES		60,097,607
Consumer Discretionary - 0.2%
Automobiles - 0.0%
General Motors Financial Co Inc 5.85% 4/6/2030	953,000	984,605
Specialty Retail - 0.2%
AutoNation Inc 4.75% 6/1/2030	234,000	232,388
AutoZone Inc 4% 4/15/2030	1,629,000	1,588,040
Lowe's Cos Inc 3.75% 4/1/2032	649,000	615,130
Lowe's Cos Inc 4.5% 4/15/2030	1,170,000	1,167,868
O'Reilly Automotive Inc 4.2% 4/1/2030	361,000	355,177
O'Reilly Automotive Inc 5.1% 3/12/2036	973,000	964,009
		4,922,612
TOTAL CONSUMER DISCRETIONARY		5,907,217
Consumer Staples - 0.2%
Beverages - 0.1%
Molson Coors Beverage Co 3% 7/15/2026	2,300,000	2,298,718
Consumer Staples Distribution & Retail - 0.1%
Mars Inc 4.8% 3/1/2030 (g)	2,106,000	2,112,273
Mars Inc 5% 3/1/2032 (g)	1,581,000	1,592,125
Mars Inc 5.2% 3/1/2035 (g)	1,314,000	1,319,225
		5,023,623
TOTAL CONSUMER STAPLES		7,322,341
Energy - 1.5%
Energy Equipment & Services - 0.0%
Halliburton Co 4.85% 11/15/2035	661,000	641,825
Oil, Gas & Consumable Fuels - 1.5%
Cheniere Energy Partners LP 5.35% 11/30/2036 (g)	1,397,000	1,389,849
Columbia Pipelines Holding Co LLC 4.999% 11/17/2032 (g)	3,300,000	3,263,451
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (g)	394,000	409,191
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (g)	1,061,000	1,113,912
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (g)	317,000	337,252
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (g)	571,000	607,711
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (g)	342,000	372,199
DCP Midstream Operating LP 5.6% 4/1/2044	376,000	362,049
DCP Midstream Operating LP 6.45% 11/3/2036 (g)	760,000	806,596
DCP Midstream Operating LP 6.75% 9/15/2037 (g)	1,037,000	1,130,574
Energy Transfer LP 3.75% 5/15/2030	710,000	683,728
Energy Transfer LP 5% 5/15/2050	420,000	355,473
Energy Transfer LP 5.25% 4/15/2029	629,000	637,395
Energy Transfer LP 5.8% 6/15/2038	692,000	705,897
Hess Corp 7.125% 3/15/2033	308,000	346,164
Hess Corp 7.3% 8/15/2031	411,000	457,520
Hess Corp 7.875% 10/1/2029	1,346,000	1,475,354
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	141,000	151,254
Kinder Morgan Inc 5.55% 6/1/2045	747,000	717,712
MPLX LP 4.8% 2/15/2029	345,000	345,742
MPLX LP 5.5% 2/15/2049	1,036,000	954,758
Occidental Petroleum Corp 6.2% 3/15/2040	521,000	540,598
Occidental Petroleum Corp 6.45% 9/15/2036	1,412,000	1,514,719
Occidental Petroleum Corp 6.6% 3/15/2046	1,287,000	1,373,772
Occidental Petroleum Corp 7.5% 5/1/2031	2,356,000	2,607,148
ONEOK Inc 4.25% 9/24/2027	752,000	749,206
ONEOK Inc 4.4% 10/15/2029	786,000	777,510
ONEOK Inc 4.75% 10/15/2031	1,529,000	1,511,379
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	405,000	389,876
Plains All American Pipeline LP / PAA Finance Corp 4.7% 1/15/2031	1,973,000	1,955,945
Rio Grande LNG LLC 5.25% 6/30/2031 (g)	606,000	605,897
Rio Grande LNG LLC 5.5% 1/30/2034 (g)	771,000	766,961
Rio Grande LNG LLC 5.75% 6/30/2036 (g)	1,753,000	1,746,846
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	2,447,000	2,423,334
Targa Resources Corp 4.35% 1/15/2029	819,000	812,782
Targa Resources Corp 4.35% 4/15/2031	957,000	934,897
Targa Resources Corp 4.9% 9/15/2030	1,131,000	1,133,486
Targa Resources Corp 5.65% 2/15/2036	2,723,000	2,767,974
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	312,000	296,249
Transcontinental Gas Pipe Line Co LLC 3.95% 5/15/2050	1,007,000	770,998
Western Gas Partners LP 4.5% 3/1/2028	613,000	610,266
Western Gas Partners LP 4.75% 8/15/2028	354,000	353,249
Western Gas Partners LP 5.7% 7/1/2036	2,451,000	2,455,411
Western Gas Partners LP 6.35% 1/15/2029	978,000	1,011,692
Williams Cos Inc/The 3.5% 11/15/2030	2,609,000	2,476,587
Williams Cos Inc/The 4.65% 8/15/2032	2,206,000	2,173,070
Williams Cos Inc/The 5.3% 8/15/2052	500,000	456,646
		49,840,279
TOTAL ENERGY		50,482,104
Financials - 9.9%
Banks - 4.3%
Bank of America Corp 2.299% 7/21/2032 (d)	4,656,000	4,112,983
Bank of America Corp 3.419% 12/20/2028 (d)	5,817,000	5,719,766
Bank of America Corp 4.25% 10/22/2026	1,307,000	1,307,091
Bank of America Corp 4.623% 5/9/2029 (d)	5,903,000	5,900,154
Bank of America Corp 5.015% 7/22/2033 (d)	17,054,000	17,079,296
Bank of America Corp 5.468% 1/23/2035 (d)	1,410,000	1,437,598
Citigroup Inc 4.3% 11/20/2026	532,000	532,131
Citigroup Inc 4.412% 3/31/2031 (d)	3,258,000	3,211,177
Citigroup Inc 4.45% 9/29/2027	5,245,000	5,236,505
Citigroup Inc 4.91% 5/24/2033 (d)	3,492,000	3,474,175
Citigroup Inc 6.174% 5/25/2034 (d)	1,574,000	1,642,474
Citigroup Inc 6.27% 11/17/2033 (d)	7,000,000	7,462,788
Citizens Financial Group Inc 2.638% 9/30/2032	1,490,000	1,272,766
Citizens Financial Group Inc 5.841% 1/23/2030 (d)	9,000,000	9,224,558
Fifth Third Bancorp 4.895% 9/6/2030 (d)	3,000,000	3,004,447
JPMorgan Chase & Co 2.956% 5/13/2031 (d)	1,324,000	1,236,190
JPMorgan Chase & Co 4.493% 3/24/2031 (d)	3,926,000	3,891,471
JPMorgan Chase & Co 4.586% 4/26/2033 (d)	12,887,000	12,688,857
JPMorgan Chase & Co 4.898% 1/22/2037 (d)	2,500,000	2,434,460
JPMorgan Chase & Co 4.912% 7/25/2033 (d)	5,229,000	5,222,763
JPMorgan Chase & Co 5.103% 4/22/2031 (d)	2,202,000	2,226,864
JPMorgan Chase & Co 5.14% 1/24/2031 (d)	4,500,000	4,550,603
JPMorgan Chase & Co 5.572% 4/22/2036 (d)	2,615,000	2,688,319
Morgan Stanley Private Bank NA 4.734% 7/18/2031 (d)	7,464,000	7,430,331
Santander Holdings USA Inc 2.49% 1/6/2028 (d)	1,754,000	1,734,773
Santander Holdings USA Inc 6.499% 3/9/2029 (d)	2,600,000	2,667,312
Wells Fargo & Co 3.526% 3/24/2028 (d)	2,893,000	2,871,807
Wells Fargo & Co 4.478% 4/4/2031 (d)	4,386,000	4,338,728
Wells Fargo & Co 4.897% 7/25/2033 (d)	5,000,000	4,968,272
Wells Fargo & Co 5.15% 4/23/2031 (d)	8,981,000	9,075,271
Wells Fargo & Co 5.244% 1/24/2031 (d)	4,173,000	4,230,002
Wells Fargo & Co 5.499% 1/23/2035 (d)	1,539,000	1,568,620
Wells Fargo & Co 5.605% 4/23/2036 (d)	2,633,000	2,698,879
		147,141,431
Capital Markets - 3.4%
Ares Capital Corp 5.55% 1/15/2030	1,876,000	1,865,512
Ares Strategic Income Fund 5.45% 9/9/2028	1,840,000	1,822,010
Ares Strategic Income Fund 5.7% 3/15/2028	8,922,000	8,908,677
Ares Strategic Income Fund 5.8% 9/9/2030	1,489,000	1,466,867
Athene Global Funding 5.339% 1/15/2027 (g)	4,132,000	4,147,019
Athene Global Funding 5.583% 1/9/2029 (g)	2,694,000	2,732,751
Athene Global Funding U.S. SOFR Index + 0.95%, 4.5734% 4/19/2027 (c)(d)(g)	3,250,000	3,255,400
Blackstone Private Credit Fund 7.3% 11/27/2028	3,100,000	3,198,454
Equitable America Global Funding 5.125% 6/15/2031 (g)	6,498,000	6,520,894
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (d)	2,893,000	2,556,870
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (d)	4,837,000	4,381,059
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (d)	12,774,000	12,665,297
Goldman Sachs Group Inc/The 3.8% 3/15/2030	4,751,000	4,597,737
Goldman Sachs Group Inc/The 6.75% 10/1/2037	689,000	751,381
HPS Corporate Lending Fund 5.45% 1/14/2028	5,651,000	5,629,239
Moody's Corp 3.25% 1/15/2028	732,000	720,861
Morgan Stanley 3.622% 4/1/2031 (d)	3,078,000	2,947,706
Morgan Stanley 3.625% 1/20/2027	3,374,000	3,360,738
Morgan Stanley 4.431% 1/23/2030 (d)	1,348,000	1,335,683
Morgan Stanley 4.708% 3/12/2032 (d)	6,500,000	6,419,674
Morgan Stanley 4.889% 7/20/2033 (d)	6,522,000	6,472,471
Morgan Stanley 5.192% 4/17/2031 (d)	3,980,000	4,021,930
Morgan Stanley 5.25% 4/21/2034 (d)	2,830,000	2,847,816
Morgan Stanley 5.424% 7/21/2034 (d)	3,524,000	3,578,664
Morgan Stanley 5.664% 4/17/2036 (d)	1,583,000	1,625,094
Morgan Stanley 6.296% 10/18/2028 (d)	2,500,000	2,553,166
Morgan Stanley 6.342% 10/18/2033 (d)	5,000,000	5,330,453
MSCI Inc 5.15% 3/15/2036	656,000	634,996
MSCI Inc 5.25% 9/1/2035	2,461,000	2,408,927
Sammons Financial Group Global Funding 5.1% 6/22/2031 (g)	6,850,000	6,821,490
Sixth Street Specialty Lending Inc 6.125% 3/1/2029	1,118,000	1,130,772
		116,709,608
Consumer Finance - 0.8%
Ally Financial Inc 7.1% 11/15/2027	2,560,000	2,635,915
Capital One Financial Corp 3.273% 3/1/2030 (d)	1,912,000	1,841,273
Capital One Financial Corp 3.65% 5/11/2027	4,134,000	4,108,286
Capital One Financial Corp 4.1% 2/9/2027	875,000	873,725
Capital One Financial Corp 4.927% 5/10/2028 (d)	2,300,000	2,305,489
Capital One Financial Corp 5.247% 7/26/2030 (d)	2,770,000	2,799,354
Capital One Financial Corp 5.468% 2/1/2029 (d)	1,952,000	1,976,255
Ford Motor Credit Co LLC 4.97% 4/6/2029	7,139,000	7,066,483
Stellantis Financial Services US Corp 5.4% 6/15/2029 (g)	1,483,000	1,477,757
Stellantis Financial Services US Corp 5.8% 6/15/2031 (g)	2,144,000	2,119,018
Synchrony Financial 3.95% 12/1/2027	1,904,000	1,884,681
		29,088,236
Financial Services - 0.4%
Corebridge Financial Inc 3.65% 4/5/2027	2,280,000	2,265,196
Corebridge Financial Inc 3.85% 4/5/2029	904,000	883,491
Corebridge Financial Inc 3.9% 4/5/2032	2,576,000	2,417,241
Corebridge Financial Inc 4.35% 4/5/2042	245,000	206,646
Corebridge Financial Inc 6.05% 9/15/2033	724,000	756,474
Equitable Holdings Inc 4.35% 4/20/2028	433,000	430,164
Equitable Holdings Inc 4.572% 2/15/2029 (g)	450,000	445,135
Jackson Financial Inc 3.125% 11/23/2031	273,000	244,445
Jackson Financial Inc 5.17% 6/8/2027	1,014,000	1,018,018
Jackson Financial Inc 5.67% 6/8/2032	1,092,000	1,099,572
Pine Street Trust II 5.568% 2/15/2049 (g)	1,748,000	1,623,728
Sammons Financial Group Inc 5.95% 6/15/2036 (g)	1,711,000	1,713,710
Sixth Street Lending Partners 6.125% 7/15/2030	1,928,000	1,938,679
		15,042,499
Insurance - 1.0%
Corebridge Global Funding 4.9% 12/3/2029 (g)	3,000,000	3,000,794
Corebridge Global Funding 5.9% 9/19/2028 (g)	1,659,000	1,696,625
Five Corners Funding Trust II 2.85% 5/15/2030 (g)	3,419,000	3,182,847
Grand River Funding Trust I 6.311% 2/15/2036 (g)	2,523,000	2,530,671
Jackson National Life Global Funding 5.25% 6/16/2031 (g)	4,026,000	4,020,185
Liberty Mutual Group Inc 4.569% 2/1/2029 (g)	1,255,000	1,248,306
Liberty Mutual Group Inc 5.25% 5/1/2036 (g)	1,462,000	1,444,984
Marsh & McLennan Cos Inc 4.375% 3/15/2029	1,220,000	1,215,208
Marsh & McLennan Cos Inc 4.75% 3/15/2039	560,000	529,747
MetLife Inc 5.3% 12/15/2034	4,063,000	4,136,501
Pacific LifeCorp 5.125% 1/30/2043 (g)	1,611,000	1,487,749
Reinsurance Group of America Inc 6% 9/15/2033	3,764,000	3,925,022
Teachers Insurance & Annuity Association of America 4.9% 9/15/2044 (g)	1,640,000	1,453,167
Unum Group 4% 6/15/2029	1,353,000	1,323,967
Unum Group 4.046% 8/15/2041 (g)	101,000	81,705
Unum Group 5.75% 8/15/2042	2,118,000	2,100,143
		33,377,621
TOTAL FINANCIALS		341,359,395
Health Care - 1.1%
Health Care Equipment & Supplies - 0.3%
Medline Borrower LP/Medline Co-Issuer Inc 5% 6/15/2031 (g)	7,000,000	6,966,356
Medline Borrower LP/Medline Co-Issuer Inc 5.25% 6/15/2033 (g)	1,504,000	1,495,086
VSP Optical Group Inc 5.4% 6/1/2033 (g)	902,000	904,276
VSP Optical Group Inc 5.65% 6/1/2036 (g)	923,000	927,358
		10,293,076
Health Care Providers & Services - 0.8%
Centene Corp 2.45% 7/15/2028	3,009,000	2,859,368
Centene Corp 2.625% 8/1/2031	1,403,000	1,222,826
Centene Corp 3.375% 2/15/2030	1,564,000	1,457,623
Centene Corp 4.25% 12/15/2027	958,000	952,968
Centene Corp 4.625% 12/15/2029	2,738,000	2,655,987
Cigna Group/The 3.05% 10/15/2027	982,000	964,943
Cigna Group/The 4.375% 10/15/2028	1,860,000	1,852,295
Cigna Group/The 4.8% 8/15/2038	1,158,000	1,097,445
CVS Health Corp 3% 8/15/2026	192,000	191,627
CVS Health Corp 3.625% 4/1/2027	551,000	547,794
CVS Health Corp 4.78% 3/25/2038	1,830,000	1,715,734
CVS Health Corp 5% 1/30/2029	1,114,000	1,124,095
CVS Health Corp 5% 9/15/2032	916,000	918,040
CVS Health Corp 5.25% 1/30/2031	457,000	464,743
HCA Inc 3.5% 9/1/2030	1,260,000	1,195,282
HCA Inc 5.625% 9/1/2028	1,311,000	1,331,315
HCA Inc 5.875% 2/1/2029	1,446,000	1,479,165
Sabra Health Care LP 3.2% 12/1/2031	2,870,000	2,602,489
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	647,000	648,880
		25,282,619
Pharmaceuticals - 0.0%
Elanco Animal Health Inc 6.65% 8/28/2028 (d)	409,000	419,723
Mylan Inc 4.55% 4/15/2028	1,227,000	1,219,293
		1,639,016
TOTAL HEALTH CARE		37,214,711
Industrials - 0.6%
Aerospace & Defense - 0.4%
Boeing Co 5.04% 5/1/2027	909,000	911,604
Boeing Co 5.15% 5/1/2030	909,000	920,082
Boeing Co 5.705% 5/1/2040	920,000	935,498
Boeing Co 5.805% 5/1/2050	920,000	908,928
Boeing Co 5.93% 5/1/2060	908,000	893,178
Boeing Co 6.259% 5/1/2027	645,000	653,565
Boeing Co 6.298% 5/1/2029	827,000	860,939
Boeing Co 6.388% 5/1/2031	626,000	665,156
Boeing Co 6.528% 5/1/2034	670,000	728,902
Boeing Co 6.858% 5/1/2054	1,009,000	1,133,988
Boeing Co 7.008% 5/1/2064	952,000	1,082,656
Hexcel Corp 4.9% 5/15/2031	2,319,000	2,312,002
		12,006,498
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	262,000	276,231
Carrier Global Corp 6.2% 3/15/2054	163,000	174,822
		451,053
Ground Transportation - 0.1%
Uber Technologies Inc 4.15% 1/15/2031	1,514,000	1,478,400
Uber Technologies Inc 4.8% 9/15/2035	1,194,000	1,161,228
		2,639,628
Professional Services - 0.0%
Paychex Inc 5.1% 4/15/2030	271,000	273,333
Paychex Inc 5.35% 4/15/2032	377,000	381,492
Paychex Inc 5.6% 4/15/2035	294,000	297,074
Verisk Analytics Inc 4.45% 3/15/2031	433,000	423,990
		1,375,889
Trading Companies & Distributors - 0.1%
Sumisho Air Lease Corp 4.4% 3/24/2028 (g)	1,222,000	1,215,406
Sumisho Air Lease Corp 4.5% 3/24/2029 (g)	1,210,000	1,199,734
Sumisho Air Lease Corp 4.85% 3/24/2031 (g)	1,517,000	1,501,176
		3,916,316
TOTAL INDUSTRIALS		20,389,384
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.5%
Dell International LLC / EMC Corp 4.5% 2/15/2031	3,015,000	2,973,143
Dell International LLC / EMC Corp 4.75% 10/6/2032	2,010,000	1,986,265
Dell International LLC / EMC Corp 5% 2/15/2034	2,134,000	2,106,402
Dell International LLC / EMC Corp 5.1% 2/15/2036	3,190,000	3,144,303
Dell International LLC / EMC Corp 5.25% 2/15/2037	2,724,000	2,681,607
Dell International LLC / EMC Corp 6.1% 7/15/2027	729,000	740,678
Dell International LLC / EMC Corp 6.2% 7/15/2030	631,000	662,086
		14,294,484
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom Inc 1.95% 2/15/2028	510,000	490,673
Broadcom Inc 2.45% 2/15/2031	4,340,000	3,926,779
Broadcom Inc 2.6% 2/15/2033	4,340,000	3,772,620
Broadcom Inc 3.419% 4/15/2033	392,000	357,342
Broadcom Inc 3.5% 2/15/2041	3,113,000	2,487,291
		11,034,705
Software - 0.2%
Oracle Corp 4.45% 9/26/2030	1,146,000	1,106,309
Oracle Corp 4.8% 9/26/2032	1,911,000	1,818,339
Oracle Corp 5.2% 9/26/2035	1,740,000	1,628,999
Oracle Corp 5.875% 9/26/2045	1,073,000	939,275
Oracle Corp 5.95% 9/26/2055	1,345,000	1,143,005
Oracle Corp 6.1% 9/26/2065	1,384,000	1,157,913
		7,793,840
TOTAL INFORMATION TECHNOLOGY		33,123,029
Materials - 0.1%
Chemicals - 0.1%
Celanese US Holdings LLC 7.35% 11/15/2028 (d)	861,000	896,688
Celanese US Holdings LLC 7.55% 11/15/2030 (d)	1,399,000	1,482,898
Celanese US Holdings LLC 7.7% 11/15/2033 (d)	817,000	872,910
TOTAL MATERIALS		3,252,496
Real Estate - 2.1%
Diversified REITs - 0.3%
Piedmont Operating Partnership LP 2.75% 4/1/2032	451,000	386,169
Store Capital LLC 2.75% 11/18/2030	2,676,000	2,417,501
Store Capital LLC 4.625% 3/15/2029	550,000	543,890
VICI Properties LP 4.75% 2/15/2028	2,029,000	2,028,351
VICI Properties LP 4.75% 4/1/2028	496,000	495,531
VICI Properties LP 4.95% 2/15/2030	2,648,000	2,640,736
VICI Properties LP 5.125% 5/15/2032	720,000	714,080
VICI Properties LP 5.75% 4/1/2034	374,000	379,761
WP Carey Inc 2.4% 2/1/2031	1,166,000	1,048,594
WP Carey Inc 3.85% 7/15/2029	391,000	382,158
		11,036,771
Health Care REITs - 0.6%
Alexandria Real Estate Equities Inc 4.9% 12/15/2030	1,278,000	1,275,492
Healthcare Realty Holdings LP 3.1% 2/15/2030	402,000	378,337
Omega Healthcare Investors Inc 3.25% 4/15/2033	1,822,000	1,618,893
Omega Healthcare Investors Inc 3.375% 2/1/2031	810,000	752,014
Omega Healthcare Investors Inc 3.625% 10/1/2029	1,814,000	1,739,849
Omega Healthcare Investors Inc 4.5% 4/1/2027	4,967,000	4,963,718
Omega Healthcare Investors Inc 4.75% 1/15/2028	1,958,000	1,957,253
Ventas Realty LP 3% 1/15/2030	2,340,000	2,207,436
Ventas Realty LP 4% 3/1/2028	688,000	681,152
Ventas Realty LP 4.375% 2/1/2045	234,000	196,900
Ventas Realty LP 4.75% 11/15/2030	3,072,000	3,058,511
		18,829,555
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030	560,000	509,861
Office REITs - 0.2%
Boston Properties LP 3.25% 1/30/2031	1,190,000	1,104,035
Boston Properties LP 4.5% 12/1/2028	1,193,000	1,185,767
Boston Properties LP 6.75% 12/1/2027	1,655,000	1,700,122
COPT Defense Properties LP 2% 1/15/2029	199,000	186,060
COPT Defense Properties LP 2.75% 4/15/2031	509,000	461,677
COPT Defense Properties LP 4.5% 10/15/2030	305,000	300,526
Hudson Pacific Properties LP 4.65% 4/1/2029	2,374,000	2,248,726
		7,186,913
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 3.95% 11/15/2027	1,415,000	1,382,118
Brandywine Operating Partnership LP 4.55% 10/1/2029	729,000	685,375
Brandywine Operating Partnership LP 8.3% 3/15/2028	2,334,000	2,430,439
CBRE Services Inc 2.5% 4/1/2031	1,708,000	1,533,521
Tanger Properties LP 2.75% 9/1/2031	1,346,000	1,209,969
Tanger Properties LP 3.125% 9/1/2026	1,874,000	1,869,818
		9,111,240
Residential REITs - 0.4%
American Homes 4 Rent LP 2.375% 7/15/2031	231,000	204,346
American Homes 4 Rent LP 3.625% 4/15/2032	989,000	918,686
American Homes 4 Rent LP 5.5% 7/15/2034	3,001,000	3,037,135
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	1,453,000	1,382,841
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	3,959,000	3,902,939
Invitation Homes Operating Partnership LP 4.95% 2/1/2032	3,848,000	3,821,618
Sun Communities Operating LP 2.3% 11/1/2028	512,000	485,437
Sun Communities Operating LP 2.7% 7/15/2031	1,323,000	1,190,837
		14,943,839
Retail REITs - 0.3%
Brixmor Operating Partnership LP 4.05% 7/1/2030	1,554,000	1,510,623
Brixmor Operating Partnership LP 4.125% 5/15/2029	1,549,000	1,526,070
Kite Realty Group Trust 4.75% 9/15/2030	2,980,000	2,966,865
Phillips Edison Grocery Center Operating Partnership I LP 2.625% 11/15/2031	3,640,000	3,241,428
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033	891,000	873,569
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	473,000	488,479
Realty Income Corp 2.2% 6/15/2028	244,000	233,505
Realty Income Corp 3.4% 1/15/2028	489,000	480,935
Simon Property Group LP 2.45% 9/13/2029	499,000	467,629
		11,789,103
TOTAL REAL ESTATE		73,407,282
Utilities - 1.1%
Electric Utilities - 0.7%
AEP Texas Inc 5.2% 4/15/2036	644,000	635,200
Alabama Power Co 3.05% 3/15/2032	2,030,000	1,861,438
Cleco Corporate Holdings LLC 3.375% 9/15/2029	1,057,000	994,397
Duke Energy Corp 2.45% 6/1/2030	854,000	785,553
Duquesne Light Holdings Inc 2.532% 10/1/2030 (g)	405,000	362,821
Duquesne Light Holdings Inc 2.775% 1/7/2032 (g)	1,648,000	1,451,385
Exelon Corp 2.75% 3/15/2027	449,000	444,056
Exelon Corp 3.35% 3/15/2032	546,000	505,210
Exelon Corp 4.05% 4/15/2030	534,000	521,209
Exelon Corp 4.7% 4/15/2050	238,000	200,060
FirstEnergy Transmission LLC 4.75% 1/15/2033	5,826,000	5,710,847
Southern Co/The 4.85% 3/15/2035	1,930,000	1,885,096
Southern Co/The 5.7% 3/15/2034	2,053,000	2,126,785
Southwestern Electric Power Co 5.2% 4/1/2036	1,043,000	1,029,229
Southwestern Electric Power Co 5.3% 4/1/2033	1,261,000	1,277,682
Vistra Operations Co LLC 4.55% 10/30/2028 (g)	466,000	462,996
Vistra Operations Co LLC 5% 4/30/2031 (g)	1,145,000	1,136,344
Vistra Operations Co LLC 5.25% 4/30/2033 (g)	1,214,000	1,205,016
Vistra Operations Co LLC 5.55% 4/30/2036 (g)	2,194,000	2,182,787
		24,778,111
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 2.45% 1/15/2031	459,000	409,447
AES Corp/The 3.95% 7/15/2030 (g)	2,298,000	2,201,356
AES Corp/The 5.2% 7/15/2029	474,000	476,690
		3,087,493
Multi-Utilities - 0.3%
NiSource Inc 2.95% 9/1/2029	2,624,000	2,492,187
NiSource Inc 3.6% 5/1/2030	1,602,000	1,537,678
NiSource Inc 4.75% 5/18/2031	940,000	936,160
NiSource Inc 5.3% 5/18/2036	2,424,000	2,425,647
Puget Energy Inc 4.1% 6/15/2030	1,032,000	998,823
Puget Energy Inc 4.224% 3/15/2032	1,875,000	1,799,719
		10,190,214
TOTAL UTILITIES		38,055,818
TOTAL UNITED STATES		670,611,384
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $805,218,681)		787,309,257

U.S. Government Agency - Mortgage Securities - 18.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 18.7%
Fannie Mae 2.5% 3/1/2052	1,485,135	1,264,536
Fannie Mae 2.5% 4/1/2052	1,243,588	1,057,702
Fannie Mae 2.5% 6/1/2052	740,829	632,640
Fannie Mae 5% 6/1/2056	250,000	245,768
Fannie Mae 6% 12/1/2054	540,887	563,483
Fannie Mae 7% 6/1/2054	39,109	41,902
Fannie Mae 7% 7/1/2054	35,611	38,258
Fannie Mae 7% 8/1/2054	18,756	20,037
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.475%, 5.85% 5/1/2036 (c)(d)	4,494	4,607
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (c)(d)	664	679
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (c)(d)	753	774
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.667%, 6.099% 11/1/2036 (c)(d)	10,990	11,307
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 5.962% 6/1/2042 (c)(d)	7,272	7,565
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.08% 7/1/2035 (c)(d)	734	754
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.788%, 6.038% 2/1/2036 (c)(d)	4,980	5,145
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.478% 7/1/2041 (c)(d)	2,407	2,510
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.483% 7/1/2041 (c)(d)	4,897	5,113
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.568% 9/1/2041 (c)(d)	3,999	4,179
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.82%, 6.07% 12/1/2035 (c)(d)	5,539	5,730
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 6.58% 10/1/2041 (c)(d)	1,442	1,507
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.95%, 6.434% 9/1/2036 (c)(d)	8,037	8,341
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.338% 7/1/2037 (c)(d)	3,562	3,706
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 1.945%, 5.929% 10/1/2033 (c)(d)	10,207	10,445
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 5.708% 3/1/2035 (c)(d)	992	1,022
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.2602%, 5.885% 8/1/2036 (c)(d)	13,002	13,439
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.275%, 6.377% 10/1/2033 (c)(d)	1,324	1,362
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.129% 5/1/2035 (c)(d)	1,843	1,901
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	513,702	459,979
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	88,816	75,003
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	1,116,085	999,364
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	1,067,347	958,058
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	561,706	502,963
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	11,002	9,876
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	86,278	72,971
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	1,590,888	1,332,342
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	1,084,817	971,366
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	11,427	10,232
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	87,212	73,703
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	91,013	76,799
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	92,944	78,375
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2031	206,789	195,544
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	188,560	152,168
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	60,942	49,161
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,393,041	1,200,543
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,387,414	1,197,312
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	168,462	137,844
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	122,188	98,758
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	37,137	30,016
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	905,471	740,052
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	696,409	556,779
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	2,207,263	1,920,606
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	648,162	559,358
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	510,939	440,848
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	124,342	100,966
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	78,899	63,696
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	78,305	63,290
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	136,537	110,953
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	123,659	107,857
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	13,621	11,844
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2041	683,526	588,769
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	669,552	541,374
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	79,933	64,506
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	62,894	51,070
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	720,774	585,493
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	504,518	410,141
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	276,264	225,621
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	14,615	12,684
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	39,870	32,424
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	15,336	12,415
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	688,624	555,504
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	253,926	206,902
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	16,001	12,953
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,113,924	1,705,936
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	421,446	343,399
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	378,581	308,236
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	43,504	37,890
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	5,618,743	4,534,325
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	129,816	104,680
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	89,142	71,882
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	31,095	27,078
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	16,036	13,876
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	414,154	358,348
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	4,415,872	3,570,508
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	153,989	125,472
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	139,501	113,493
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	215,642	173,754
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	58,282	47,379
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	44,980	36,622
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	31,021	25,092
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	69,429	56,192
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	67,911	54,910
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	35,511	28,979
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2041	436,260	376,397
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	71,998	58,193
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	19,091	18,208
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	463,294	407,973
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	413,446	350,484
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	198,137	169,016
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	156,760	133,720
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	107,393	91,609
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2054	1,590,857	1,344,114
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2039	84,703	76,692
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	348,978	311,773
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	2,438,533	2,085,463
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	133,570	113,313
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	22,229	21,224
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	292,466	263,048
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	191,265	170,376
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	118,420	105,589
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,728,258	1,471,546
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,203,818	1,021,243
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	917,679	778,501
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,150,448	975,968
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	695,529	592,217
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	623,698	530,470
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	259,302	232,493
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	113,046	96,361
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	82,377	74,294
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	390,820	331,547
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	453,936	386,084
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	245,802	220,205
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	4,010,870	3,388,783
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	949,324	814,840
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	482,060	408,949
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	381,932	325,439
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	97,556	83,584
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	58,718	52,919
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	99,333	88,908
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,925,232	1,626,628
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,139,592	973,168
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2033	16,149	15,368
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	338,445	289,654
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	2,074,681	1,750,304
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	390,401	333,388
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	292,192	249,886
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	1,386,797	1,334,627
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	368,527	329,218
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	173,129	154,922
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2039	18,311	16,587
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	589,301	526,531
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	7,202,165	6,096,359
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	160,861	143,645
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	228,016	195,145
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	56,261	51,290
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	53,538	48,973
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	43,008	39,143
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	18,311	16,899
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	13,135	12,064
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	10,709	9,791
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	9,762	8,886
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,889	7,221
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,600	6,927
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,411	6,764
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	6,953	6,349
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	6,733	6,146
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	3,530	3,203
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	482,877	424,737
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	574,802	515,294
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	248,629	221,180
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	851,980	748,600
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2053	528,917	463,911
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	8,571	8,264
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	15,979	14,514
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	8,799	8,057
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	7,692	7,073
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	7,011	6,485
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	6,814	6,182
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	715,580	641,498
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	697,064	624,899
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	94,567	83,270
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,122,920	993,332
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	688,101	608,692
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	117,982	113,887
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	54,451	49,687
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	31,949	29,209
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	23,455	21,305
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	22,479	20,529
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	21,576	19,725
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	21,170	19,331
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	20,881	19,002
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,817	9,054
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,488	6,858
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,619	6,055
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	4,916	4,464
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	2,987	2,754
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	876,046	770,567
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	935,869	822,310
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	521,579	460,735
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	298,826	264,154
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	357,975	326,284
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	262,108	238,910
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	139,645	127,683
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	124,551	113,568
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	30,697	28,006
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	26,020	23,616
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	16,864	15,326
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	2,203	2,066
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	503,568	447,344
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	438,273	389,750
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	749,042	660,260
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	161,153	155,441
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	44,717	43,339
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	28,791	27,750
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	13,815	13,356
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	28,167	25,703
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	35,411	32,015
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	252,344	226,219
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	3,294,787	2,948,538
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,237,052	1,085,788
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	386,403	343,381
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	70,318	64,136
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	61,108	55,329
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	25,985	23,690
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	21,211	19,315
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	19,110	17,408
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	10,984	10,015
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	38,886	35,037
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	3,267	2,961
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	231,695	208,421
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	124,553	110,647
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	195,518	187,941
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	26,080	23,874
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	15,843	14,174
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	1,722,714	1,527,677
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	2,656,075	2,341,257
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	271,334	239,682
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	18,217	16,588
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	18,091	16,374
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	16,631	15,045
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	814,768	723,033
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	145,430	140,546
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	166,720	151,649
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	77,658	69,881
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	31,480	28,338
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	12,414	11,120
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	409,601	362,716
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	2,109,785	1,871,044
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	30,029	29,031
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	25,070	24,228
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	204,326	181,704
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	65,009	60,955
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	31,907	29,485
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	461,312	427,805
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	445,519	413,159
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	182,698	169,428
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	101,051	93,711
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	66,714	61,785
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	62,095	57,585
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	53,893	49,978
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	15,174	14,072
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	450,718	411,642
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	68,132	62,396
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	582,984	541,004
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	56,907	52,809
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	24,774	23,167
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2046	25,855	23,993
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	4,198,429	3,901,809
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	2,206,086	2,047,228
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	788,519	738,309
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2042	26,024	24,413
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	84,218	78,141
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	28,143	26,099
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	139,331	127,426
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	59,921	56,059
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2039	4,373	4,192
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	169,253	158,885
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	63,265	59,389
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	31,606	29,593
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	3,369	3,155
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	340,781	316,192
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	293,802	272,518
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	186,605	172,875
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	142,189	133,572
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	107,195	100,684
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	19,611	18,360
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	5,414	5,156
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	107,066	99,073
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	46,045	42,515
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	1,221,812	1,122,377
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	1,052,927	968,223
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	88,745	82,355
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	58,010	53,833
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	55,551	51,551
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	52,525	48,743
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2037	19,290	18,528
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	79,629	74,790
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	89,282	82,853
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	87,717	81,401
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	949,620	872,930
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	52,054	48,305
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2052	2,126,847	1,939,798
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	2,407	2,321
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	10,885	10,520
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	78,774	76,037
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	200,843	191,361
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2052 (b)	1,191,608	1,125,299
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	1,852	1,796
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	6,812	6,568
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	53,145	51,243
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	6,892	6,638
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	742,399	707,583
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	451,466	433,813
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	8,910	8,526
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	301,195	284,040
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	980,886	926,610
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	2,226	2,142
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052 (b)	1,155,384	1,093,979
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	28,270	27,082
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	1,938	1,851
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	880	852
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	1,899	1,830
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	181,040	172,607
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	16,777	15,990
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	11,165	10,777
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	213,916	203,951
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	9,165	8,736
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	13,564	13,376
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2045	28,415	27,996
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	5,870	5,779
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	81,545	80,737
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	8,086	8,009
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	55,736	55,186
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	59,914	58,982
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	4,724	4,695
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	188,268	186,389
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	61,351	60,530
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	23,608	23,233
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	22,333	21,973
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	10,045	9,915
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	6,957	6,851
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	11,034	10,792
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	16,290	16,036
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	2,292	2,263
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	157,347	155,059
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2040	843	835
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	139,290	137,948
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	10,207	9,999
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2029	202	202
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	584,033	580,237
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	105,228	104,571
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	25,620	25,303
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	50,466	49,742
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	23,336	23,026
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	15,694	15,399
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	25,027	24,425
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	261,576	258,796
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	27,734	27,337
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	164,426	160,777
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	16,270	15,889
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2038	24,394	24,163
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	140,750	137,626
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	22,814	22,678
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	11,132	11,065
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	3,824	3,800
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	3,222	3,205
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	12,674	12,548
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	3,812	3,765
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	25,527	25,164
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	11,268	11,091
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	490,300	475,742
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	26,893	26,727
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	12,667	12,588
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	9,848	9,787
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	4,580	4,551
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	59,991	59,580
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	23,343	22,972
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	630,705	615,921
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	138,005	138,608
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	73,333	73,204
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,204,472	1,203,092
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	619,718	618,620
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	428,207	426,244
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	428,523	427,630
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	10,364	10,399
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2056	350,001	344,077
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	5,030	5,045
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2056	220,270	216,542
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2039	27,996	28,219
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2056	199,981	196,595
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	8,228	8,264
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2056	3,099,690	3,052,644
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2056	2,555,445	2,513,785
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2056	849,915	835,528
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2055	174,983	172,144
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2056	13,391,975	13,165,281
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	217,862	220,822
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	224,943	229,406
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	218,882	223,430
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	389,416	397,020
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2056	1,697,543	1,729,627
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	1,314,050	1,339,708
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.313%, 5.438% 5/1/2034 (c)(d)	5,291	5,376
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.42%, 5.373% 9/1/2033 (c)(d)	13,203	13,390
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 5.574% 10/1/2033 (c)(d)	525	536
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 5.744% 7/1/2035 (c)(d)	745	764
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	29,503	30,516
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	30,339	31,413
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	2,702	2,804
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	31,056	32,126
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	20,053	20,771
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	1,277,383	1,324,759
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	445,306	461,509
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	10,838	11,131
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	30,238	31,237
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	35,000	35,992
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	284,560	297,580
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	239,176	248,476
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2055	1,170,202	1,208,794
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	17,373	17,838
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	2,781,134	2,876,243
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	590,418	613,007
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	222,954	231,554
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	84,333	87,745
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	894,733	926,729
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	24,624	25,573
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	24,580	25,552
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	11,183	11,584
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	426,329	442,641
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	1,861,622	1,934,738
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	788,809	817,079
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	226,980	233,648
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	42,163	43,636
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	900,037	931,098
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	809,181	838,370
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	2,205,147	2,286,760
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	459,764	477,785
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	28,009	29,107
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2056	1,498,757	1,564,296
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2056	1,174,041	1,223,913
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	4,932	5,111
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	512,283	526,651
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	92,560	95,820
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	495,836	515,272
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	444,374	462,070
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	1,578,790	1,620,233
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	1,251,280	1,296,026
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	1,074,076	1,110,806
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	27,431	28,477
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	20,067	20,831
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	46,694	47,881
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	654,085	680,336
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	367,409	380,434
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	2,431	2,517
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2038	90,898	93,476
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	162,024	168,628
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	158,122	166,220
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	46,308	48,299
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	2,405	2,488
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	23,565	24,376
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	16,953	17,606
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	1,305	1,359
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	119,002	123,405
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	21,315	22,482
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2056	2,813,976	2,955,680
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2056	519,535	543,912
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	1,749,667	1,837,638
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	7,016	7,257
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	1,321	1,366
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	2,925	3,026
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	230,407	241,199
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	844,488	887,805
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	21,720	22,468
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	16,967	17,551
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	3,857	3,990
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	265,833	279,220
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	213,558	224,579
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	460,947	483,403
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	23	23
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	145	153
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	41	44
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	28	30
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	14	15
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	1,622,059	1,736,383
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	937,111	998,913
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	809,254	862,623
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	449,074	479,603
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	92,210	98,327
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	20,643	21,989
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	16,922	17,933
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	93	98
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	317,398	338,975
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	50,948	54,631
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	142	149
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	4	3
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	189,818	202,840
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	69,117	73,675
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	58,596	62,305
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	33,686	35,829
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	12,724	13,535
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2054	17,419	18,625
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2027	24	25
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2028	61	64
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	487,474	519,813
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	221,916	236,933
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	111,291	118,263
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	106,162	113,006
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	39,231	41,673
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	26,500	28,140
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	13,518	14,405
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	19	20
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	1,944	2,051
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	448,280	479,034
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	142,095	151,710
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2054	13,707	14,568
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2054	508,123	546,357
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	9	9
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	29,149	31,216
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	29,088	31,021
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	21,796	23,450
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	16,488	17,604
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	112,873	120,326
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	26,825	28,560
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	259,748	278,887
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	190,921	204,616
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	89,603	95,946
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	137	138
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	21	21
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	30	30
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	130	132
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	90	93
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	1,442	1,494
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	24	24
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	7	7
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	57	59
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	62	62
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	21	21
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	36	36
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	18	18
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	9	10
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	8	8
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	375	381
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	41	42
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	630	635
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	99	101
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	405	416
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	292	301
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	64	65
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	61	61
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	19	20
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	6	5
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	3,054	3,145
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	212	218
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	4	3
Freddie Mac Gold Pool 1.5% 1/1/2036	509,419	456,144
Freddie Mac Gold Pool 1.5% 11/1/2035	4,343,801	3,899,025
Freddie Mac Gold Pool 1.5% 11/1/2035	19,541	17,540
Freddie Mac Gold Pool 1.5% 12/1/2035	1,070,218	958,294
Freddie Mac Gold Pool 1.5% 12/1/2040	53,745	45,419
Freddie Mac Gold Pool 1.5% 2/1/2041	92,118	77,725
Freddie Mac Gold Pool 1.5% 3/1/2041	93,049	78,451
Freddie Mac Gold Pool 1.5% 4/1/2041	93,975	79,175
Freddie Mac Gold Pool 1.5% 4/1/2051 (e)(f)	9,772,079	7,494,390
Freddie Mac Gold Pool 1.5% 8/1/2035	3,660,933	3,289,511
Freddie Mac Gold Pool 2% 1/1/2051	1,266,600	1,025,313
Freddie Mac Gold Pool 2% 1/1/2051	168,428	135,921
Freddie Mac Gold Pool 2% 1/1/2051	81,734	65,959
Freddie Mac Gold Pool 2% 1/1/2051	39,008	31,662
Freddie Mac Gold Pool 2% 1/1/2051	26,853	21,796
Freddie Mac Gold Pool 2% 1/1/2052	262,504	213,400
Freddie Mac Gold Pool 2% 10/1/2041	16,616	14,330
Freddie Mac Gold Pool 2% 10/1/2051	1,225,332	995,735
Freddie Mac Gold Pool 2% 11/1/2050	96,107	77,678
Freddie Mac Gold Pool 2% 11/1/2051	2,380,591	1,934,527
Freddie Mac Gold Pool 2% 11/1/2051	713,189	578,218
Freddie Mac Gold Pool 2% 12/1/2051	1,250,447	1,016,535
Freddie Mac Gold Pool 2% 12/1/2051	49,189	39,680
Freddie Mac Gold Pool 2% 2/1/2041	218,165	189,326
Freddie Mac Gold Pool 2% 2/1/2051	3,389,699	2,735,486
Freddie Mac Gold Pool 2% 2/1/2052	2,487,837	2,015,459
Freddie Mac Gold Pool 2% 2/1/2052	1,113,074	903,468
Freddie Mac Gold Pool 2% 2/1/2052	127,488	103,879
Freddie Mac Gold Pool 2% 3/1/2041	99,896	87,091
Freddie Mac Gold Pool 2% 3/1/2051	3,690,114	2,977,921
Freddie Mac Gold Pool 2% 3/1/2051	2,793,028	2,257,465
Freddie Mac Gold Pool 2% 3/1/2052	232,352	186,709
Freddie Mac Gold Pool 2% 5/1/2051	856,260	699,832
Freddie Mac Gold Pool 2% 5/1/2051	97,617	79,478
Freddie Mac Gold Pool 2% 5/1/2051	76,398	61,797
Freddie Mac Gold Pool 2% 6/1/2050	3,509,552	2,837,692
Freddie Mac Gold Pool 2% 6/1/2050	413,602	337,008
Freddie Mac Gold Pool 2% 7/1/2041	1,505,984	1,304,383
Freddie Mac Gold Pool 2% 7/1/2041	15,940	13,781
Freddie Mac Gold Pool 2% 7/1/2051	135,963	109,552
Freddie Mac Gold Pool 2% 7/1/2051	55,484	45,174
Freddie Mac Gold Pool 2% 8/1/2050	8,713,474	7,045,387
Freddie Mac Gold Pool 2% 8/1/2050	53,208	43,288
Freddie Mac Gold Pool 2% 9/1/2050	6,103,538	4,933,184
Freddie Mac Gold Pool 2.5% 1/1/2042	184,401	164,216
Freddie Mac Gold Pool 2.5% 1/1/2051	883,426	746,682
Freddie Mac Gold Pool 2.5% 1/1/2052	4,183,982	3,567,732
Freddie Mac Gold Pool 2.5% 10/1/2041	89,180	79,521
Freddie Mac Gold Pool 2.5% 10/1/2050	273,653	234,288
Freddie Mac Gold Pool 2.5% 11/1/2049	11,910	10,115
Freddie Mac Gold Pool 2.5% 11/1/2050	2,148,433	1,834,680
Freddie Mac Gold Pool 2.5% 11/1/2050	118,579	101,484
Freddie Mac Gold Pool 2.5% 11/1/2051	364,212	311,023
Freddie Mac Gold Pool 2.5% 12/1/2050	97,180	83,110
Freddie Mac Gold Pool 2.5% 12/1/2051	1,187,723	1,010,187
Freddie Mac Gold Pool 2.5% 12/1/2051	878,234	745,039
Freddie Mac Gold Pool 2.5% 12/1/2051	200,380	170,929
Freddie Mac Gold Pool 2.5% 2/1/2051	493,106	421,710
Freddie Mac Gold Pool 2.5% 3/1/2051	3,057,210	2,593,545
Freddie Mac Gold Pool 2.5% 4/1/2052	1,959,732	1,666,800
Freddie Mac Gold Pool 2.5% 4/1/2052	672,063	573,286
Freddie Mac Gold Pool 2.5% 4/1/2052	115,828	98,986
Freddie Mac Gold Pool 2.5% 5/1/2051	475,364	405,943
Freddie Mac Gold Pool 2.5% 5/1/2051	380,488	325,160
Freddie Mac Gold Pool 2.5% 6/1/2040	49,445	44,677
Freddie Mac Gold Pool 2.5% 8/1/2050	2,057,331	1,754,311
Freddie Mac Gold Pool 2.5% 8/1/2050	501,129	428,885
Freddie Mac Gold Pool 3% 1/1/2033	20,569	19,825
Freddie Mac Gold Pool 3% 1/1/2034	39,808	38,337
Freddie Mac Gold Pool 3% 1/1/2043	53,593	48,992
Freddie Mac Gold Pool 3% 1/1/2052	665,816	584,610
Freddie Mac Gold Pool 3% 11/1/2042	61,164	56,528
Freddie Mac Gold Pool 3% 11/1/2042	16,281	14,900
Freddie Mac Gold Pool 3% 11/1/2042	2,585	2,380
Freddie Mac Gold Pool 3% 11/1/2050	64,698	56,968
Freddie Mac Gold Pool 3% 11/1/2051	610,666	536,568
Freddie Mac Gold Pool 3% 12/1/2032	44,109	42,662
Freddie Mac Gold Pool 3% 12/1/2044	9,146	8,519
Freddie Mac Gold Pool 3% 12/1/2046	1,067,307	956,349
Freddie Mac Gold Pool 3% 12/1/2050	529,080	465,873
Freddie Mac Gold Pool 3% 2/1/2033	18,440	17,779
Freddie Mac Gold Pool 3% 2/1/2043	146,750	134,592
Freddie Mac Gold Pool 3% 2/1/2043	28,969	26,585
Freddie Mac Gold Pool 3% 2/1/2043	24,317	22,217
Freddie Mac Gold Pool 3% 2/1/2043	14,070	12,874
Freddie Mac Gold Pool 3% 2/1/2043	5,582	5,092
Freddie Mac Gold Pool 3% 3/1/2033	36,518	35,252
Freddie Mac Gold Pool 3% 3/1/2052	5,647,963	5,013,823
Freddie Mac Gold Pool 3% 3/1/2052	395,715	350,420
Freddie Mac Gold Pool 3% 3/1/2052	337,996	296,667
Freddie Mac Gold Pool 3% 4/1/2033	16,954	16,360
Freddie Mac Gold Pool 3% 4/1/2034	87,342	84,043
Freddie Mac Gold Pool 3% 4/1/2046	17,953	16,105
Freddie Mac Gold Pool 3% 4/1/2046	16,212	14,576
Freddie Mac Gold Pool 3% 4/1/2050	263,473	234,056
Freddie Mac Gold Pool 3% 5/1/2045	13,735	12,383
Freddie Mac Gold Pool 3% 5/1/2045	10,654	9,607
Freddie Mac Gold Pool 3% 5/1/2045	7,877	7,111
Freddie Mac Gold Pool 3% 5/1/2046	278,973	250,568
Freddie Mac Gold Pool 3% 5/1/2046	44,034	39,520
Freddie Mac Gold Pool 3% 5/1/2051	560,164	493,069
Freddie Mac Gold Pool 3% 6/1/2031	15,307	14,895
Freddie Mac Gold Pool 3% 6/1/2031	5,871	5,716
Freddie Mac Gold Pool 3% 6/1/2031	3,438	3,344
Freddie Mac Gold Pool 3% 6/1/2045	32,940	29,855
Freddie Mac Gold Pool 3% 6/1/2045	13,014	11,794
Freddie Mac Gold Pool 3% 6/1/2045	4,249	3,851
Freddie Mac Gold Pool 3% 6/1/2046	281,555	252,462
Freddie Mac Gold Pool 3% 6/1/2050	913,046	811,387
Freddie Mac Gold Pool 3% 6/1/2052	1,088,645	955,528
Freddie Mac Gold Pool 3% 6/1/2052	185,630	163,743
Freddie Mac Gold Pool 3% 7/1/2032	5,648	5,476
Freddie Mac Gold Pool 3% 7/1/2045	22,472	20,295
Freddie Mac Gold Pool 3% 7/1/2045	8,166	7,524
Freddie Mac Gold Pool 3% 7/1/2045	6,246	5,659
Freddie Mac Gold Pool 3% 8/1/2032	8,390	8,132
Freddie Mac Gold Pool 3% 8/1/2032	4,892	4,741
Freddie Mac Gold Pool 3% 8/1/2042	5,430	4,985
Freddie Mac Gold Pool 3% 8/1/2042	4,213	3,849
Freddie Mac Gold Pool 3% 8/1/2045	14,425	13,011
Freddie Mac Gold Pool 3% 8/1/2045	13,215	11,911
Freddie Mac Gold Pool 3% 8/1/2045	10,177	9,258
Freddie Mac Gold Pool 3% 8/1/2045	7,899	7,159
Freddie Mac Gold Pool 3% 8/1/2045	4,410	3,988
Freddie Mac Gold Pool 3% 8/1/2052	2,335,314	2,073,110
Freddie Mac Gold Pool 3% 9/1/2051	554,870	487,542
Freddie Mac Gold Pool 3.5% 1/1/2043	6,674	6,234
Freddie Mac Gold Pool 3.5% 1/1/2046	16,660	15,468
Freddie Mac Gold Pool 3.5% 1/1/2046	4,060	3,777
Freddie Mac Gold Pool 3.5% 10/1/2040	10,236	9,638
Freddie Mac Gold Pool 3.5% 10/1/2042	57,401	53,909
Freddie Mac Gold Pool 3.5% 10/1/2049	962,978	886,714
Freddie Mac Gold Pool 3.5% 11/1/2033	654,368	631,786
Freddie Mac Gold Pool 3.5% 11/1/2033	8,652	8,363
Freddie Mac Gold Pool 3.5% 11/1/2040	21,271	20,074
Freddie Mac Gold Pool 3.5% 11/1/2045	4,773	4,448
Freddie Mac Gold Pool 3.5% 12/1/2033	78,971	76,809
Freddie Mac Gold Pool 3.5% 12/1/2040	20,366	19,214
Freddie Mac Gold Pool 3.5% 2/1/2034	2,076,422	2,020,258
Freddie Mac Gold Pool 3.5% 2/1/2034	102,652	98,818
Freddie Mac Gold Pool 3.5% 2/1/2043	463,277	434,750
Freddie Mac Gold Pool 3.5% 2/1/2043	51,432	48,379
Freddie Mac Gold Pool 3.5% 2/1/2043	19,246	18,158
Freddie Mac Gold Pool 3.5% 2/1/2045	2,499	2,343
Freddie Mac Gold Pool 3.5% 2/1/2052	126,749	116,077
Freddie Mac Gold Pool 3.5% 3/1/2032	185,781	181,672
Freddie Mac Gold Pool 3.5% 3/1/2045	26,510	24,724
Freddie Mac Gold Pool 3.5% 3/1/2045	7,575	7,076
Freddie Mac Gold Pool 3.5% 3/1/2045	5,643	5,265
Freddie Mac Gold Pool 3.5% 3/1/2052	161,890	148,006
Freddie Mac Gold Pool 3.5% 4/1/2040	25,229	23,833
Freddie Mac Gold Pool 3.5% 4/1/2042	21,330	20,079
Freddie Mac Gold Pool 3.5% 4/1/2043	380,281	356,654
Freddie Mac Gold Pool 3.5% 4/1/2043	83,121	77,980
Freddie Mac Gold Pool 3.5% 4/1/2043	38,709	36,340
Freddie Mac Gold Pool 3.5% 4/1/2046	234,220	217,764
Freddie Mac Gold Pool 3.5% 4/1/2046	127,563	118,438
Freddie Mac Gold Pool 3.5% 5/1/2034	92,775	90,063
Freddie Mac Gold Pool 3.5% 5/1/2040	46,423	43,883
Freddie Mac Gold Pool 3.5% 5/1/2045	318,233	296,310
Freddie Mac Gold Pool 3.5% 5/1/2045	2,941	2,768
Freddie Mac Gold Pool 3.5% 5/1/2046	202,965	188,989
Freddie Mac Gold Pool 3.5% 5/1/2052	2,383,812	2,207,687
Freddie Mac Gold Pool 3.5% 6/1/2032	910,988	890,056
Freddie Mac Gold Pool 3.5% 6/1/2040	42,477	40,201
Freddie Mac Gold Pool 3.5% 6/1/2045	378,552	352,806
Freddie Mac Gold Pool 3.5% 6/1/2045	61,740	57,600
Freddie Mac Gold Pool 3.5% 6/1/2045	6,160	5,754
Freddie Mac Gold Pool 3.5% 6/1/2045	5,751	5,367
Freddie Mac Gold Pool 3.5% 6/1/2048	6,466	5,972
Freddie Mac Gold Pool 3.5% 7/1/2040	4,068	3,837
Freddie Mac Gold Pool 3.5% 7/1/2042	210,733	197,833
Freddie Mac Gold Pool 3.5% 7/1/2042	29,043	27,311
Freddie Mac Gold Pool 3.5% 7/1/2046	6,479	6,016
Freddie Mac Gold Pool 3.5% 7/1/2052	618,934	568,563
Freddie Mac Gold Pool 3.5% 8/1/2034	157,886	153,191
Freddie Mac Gold Pool 3.5% 8/1/2040	27,262	25,759
Freddie Mac Gold Pool 3.5% 8/1/2042	9,481	8,898
Freddie Mac Gold Pool 3.5% 9/1/2040	18,499	17,521
Freddie Mac Gold Pool 3.5% 9/1/2042	655,448	614,795
Freddie Mac Gold Pool 3.5% 9/1/2042	261,024	244,718
Freddie Mac Gold Pool 3.5% 9/1/2042	3,312	3,107
Freddie Mac Gold Pool 3.5% 9/1/2046	87,371	81,364
Freddie Mac Gold Pool 3.5% 9/1/2051	1,700,867	1,555,534
Freddie Mac Gold Pool 4% 1/1/2041	235,244	227,609
Freddie Mac Gold Pool 4% 1/1/2043	3,781	3,636
Freddie Mac Gold Pool 4% 1/1/2044	9,230	8,852
Freddie Mac Gold Pool 4% 10/1/2042	4,691	4,524
Freddie Mac Gold Pool 4% 10/1/2042	2,780	2,700
Freddie Mac Gold Pool 4% 10/1/2042	1,990	1,913
Freddie Mac Gold Pool 4% 10/1/2043	23,084	22,184
Freddie Mac Gold Pool 4% 10/1/2043	8,183	7,850
Freddie Mac Gold Pool 4% 10/1/2044	29,473	28,235
Freddie Mac Gold Pool 4% 10/1/2047	22,166	21,084
Freddie Mac Gold Pool 4% 10/1/2047	3,552	3,379
Freddie Mac Gold Pool 4% 10/1/2052	1,066,044	1,008,055
Freddie Mac Gold Pool 4% 11/1/2042	628,292	607,328
Freddie Mac Gold Pool 4% 11/1/2042	19,449	18,762
Freddie Mac Gold Pool 4% 11/1/2042	17,650	16,991
Freddie Mac Gold Pool 4% 11/1/2042	12,586	12,143
Freddie Mac Gold Pool 4% 11/1/2042	6,406	6,163
Freddie Mac Gold Pool 4% 11/1/2042	535	525
Freddie Mac Gold Pool 4% 11/1/2043	97,885	94,361
Freddie Mac Gold Pool 4% 11/1/2045	21,757	20,845
Freddie Mac Gold Pool 4% 12/1/2042	10,240	9,851
Freddie Mac Gold Pool 4% 12/1/2042	4,486	4,334
Freddie Mac Gold Pool 4% 2/1/2043	19,031	18,320
Freddie Mac Gold Pool 4% 2/1/2043	12,606	12,122
Freddie Mac Gold Pool 4% 2/1/2043	11,490	11,037
Freddie Mac Gold Pool 4% 2/1/2043	5,458	5,247
Freddie Mac Gold Pool 4% 2/1/2044	9,911	9,528
Freddie Mac Gold Pool 4% 2/1/2044	4,314	4,136
Freddie Mac Gold Pool 4% 2/1/2045	157,180	151,223
Freddie Mac Gold Pool 4% 2/1/2046	82,947	79,292
Freddie Mac Gold Pool 4% 2/1/2046	8,286	7,966
Freddie Mac Gold Pool 4% 2/1/2048	12,354	11,743
Freddie Mac Gold Pool 4% 3/1/2043	6,301	6,087
Freddie Mac Gold Pool 4% 3/1/2044	13,499	12,951
Freddie Mac Gold Pool 4% 4/1/2042	464,649	448,259
Freddie Mac Gold Pool 4% 4/1/2042	270,185	260,993
Freddie Mac Gold Pool 4% 4/1/2043	8,763	8,445
Freddie Mac Gold Pool 4% 4/1/2043	3,700	3,593
Freddie Mac Gold Pool 4% 4/1/2046	55,503	53,120
Freddie Mac Gold Pool 4% 4/1/2046	14,751	14,118
Freddie Mac Gold Pool 4% 5/1/2037	623,971	609,490
Freddie Mac Gold Pool 4% 5/1/2043	9,577	9,208
Freddie Mac Gold Pool 4% 5/1/2043	3,585	3,442
Freddie Mac Gold Pool 4% 5/1/2048	387,146	367,175
Freddie Mac Gold Pool 4% 5/1/2048	257,390	244,663
Freddie Mac Gold Pool 4% 6/1/2043	9,828	9,502
Freddie Mac Gold Pool 4% 6/1/2043	6,904	6,631
Freddie Mac Gold Pool 4% 6/1/2044	9,917	9,502
Freddie Mac Gold Pool 4% 6/1/2045	10,023	9,610
Freddie Mac Gold Pool 4% 6/1/2047	183,856	175,110
Freddie Mac Gold Pool 4% 6/1/2048	673,039	640,181
Freddie Mac Gold Pool 4% 7/1/2043	21,230	20,411
Freddie Mac Gold Pool 4% 7/1/2043	17,479	16,834
Freddie Mac Gold Pool 4% 7/1/2043	11,136	10,726
Freddie Mac Gold Pool 4% 7/1/2043	6,500	6,241
Freddie Mac Gold Pool 4% 7/1/2043	5,420	5,201
Freddie Mac Gold Pool 4% 7/1/2043	4,586	4,402
Freddie Mac Gold Pool 4% 7/1/2043	2,478	2,380
Freddie Mac Gold Pool 4% 7/1/2048	103,608	98,873
Freddie Mac Gold Pool 4% 8/1/2043	11,828	11,363
Freddie Mac Gold Pool 4% 8/1/2043	9,558	9,238
Freddie Mac Gold Pool 4% 8/1/2043	6,996	6,767
Freddie Mac Gold Pool 4% 8/1/2044	8,411	8,074
Freddie Mac Gold Pool 4% 8/1/2044	2,526	2,438
Freddie Mac Gold Pool 4% 9/1/2041	19,105	18,460
Freddie Mac Gold Pool 4% 9/1/2042	12,716	12,303
Freddie Mac Gold Pool 4% 9/1/2043	18,978	18,262
Freddie Mac Gold Pool 4% 9/1/2043	17,804	17,122
Freddie Mac Gold Pool 4% 9/1/2043	15,017	14,431
Freddie Mac Gold Pool 4% 9/1/2043	14,703	14,149
Freddie Mac Gold Pool 4% 9/1/2043	10,400	9,982
Freddie Mac Gold Pool 4% 9/1/2043	10,227	9,844
Freddie Mac Gold Pool 4% 9/1/2043	4,750	4,557
Freddie Mac Gold Pool 4% 9/1/2043	375	368
Freddie Mac Gold Pool 4% 9/1/2044	14,063	13,506
Freddie Mac Gold Pool 4% 9/1/2044	12,622	12,124
Freddie Mac Gold Pool 4% 9/1/2047	9,911	9,427
Freddie Mac Gold Pool 4.5% 1/1/2041	6,751	6,698
Freddie Mac Gold Pool 4.5% 1/1/2042	275,789	273,443
Freddie Mac Gold Pool 4.5% 1/1/2047	7,846	7,684
Freddie Mac Gold Pool 4.5% 10/1/2041	84,105	83,239
Freddie Mac Gold Pool 4.5% 10/1/2041	4,175	4,144
Freddie Mac Gold Pool 4.5% 10/1/2048	550,850	539,141
Freddie Mac Gold Pool 4.5% 10/1/2048	29,750	28,950
Freddie Mac Gold Pool 4.5% 12/1/2040	20,364	20,196
Freddie Mac Gold Pool 4.5% 12/1/2045	21,516	21,348
Freddie Mac Gold Pool 4.5% 12/1/2046	7,972	7,807
Freddie Mac Gold Pool 4.5% 12/1/2047	172,431	168,550
Freddie Mac Gold Pool 4.5% 2/1/2041	14,567	14,443
Freddie Mac Gold Pool 4.5% 2/1/2041	14,490	14,365
Freddie Mac Gold Pool 4.5% 2/1/2041	10,988	10,869
Freddie Mac Gold Pool 4.5% 2/1/2041	10,381	10,296
Freddie Mac Gold Pool 4.5% 2/1/2041	8,859	8,789
Freddie Mac Gold Pool 4.5% 2/1/2041	6,257	6,190
Freddie Mac Gold Pool 4.5% 2/1/2044	54,467	53,751
Freddie Mac Gold Pool 4.5% 2/1/2047	30,849	30,213
Freddie Mac Gold Pool 4.5% 3/1/2041	54,893	54,411
Freddie Mac Gold Pool 4.5% 3/1/2041	12,470	12,339
Freddie Mac Gold Pool 4.5% 3/1/2041	7,880	7,812
Freddie Mac Gold Pool 4.5% 3/1/2044	54,575	53,865
Freddie Mac Gold Pool 4.5% 3/1/2044	36,035	35,582
Freddie Mac Gold Pool 4.5% 3/1/2044	25,455	25,128
Freddie Mac Gold Pool 4.5% 3/1/2044	20,458	20,187
Freddie Mac Gold Pool 4.5% 4/1/2041	87,211	86,457
Freddie Mac Gold Pool 4.5% 4/1/2041	14,967	14,803
Freddie Mac Gold Pool 4.5% 4/1/2041	14,514	14,360
Freddie Mac Gold Pool 4.5% 4/1/2048	77,024	75,266
Freddie Mac Gold Pool 4.5% 4/1/2048	31,670	30,947
Freddie Mac Gold Pool 4.5% 4/1/2048	30,918	30,212
Freddie Mac Gold Pool 4.5% 5/1/2039	42,019	41,704
Freddie Mac Gold Pool 4.5% 5/1/2041	15,667	15,494
Freddie Mac Gold Pool 4.5% 5/1/2041	10,425	10,334
Freddie Mac Gold Pool 4.5% 5/1/2041	1,865	1,848
Freddie Mac Gold Pool 4.5% 5/1/2047	93,292	91,338
Freddie Mac Gold Pool 4.5% 5/1/2047	68,598	67,183
Freddie Mac Gold Pool 4.5% 5/1/2047	32,181	31,517
Freddie Mac Gold Pool 4.5% 5/1/2048	62,790	61,358
Freddie Mac Gold Pool 4.5% 6/1/2041	14,279	14,167
Freddie Mac Gold Pool 4.5% 6/1/2041	11,940	11,814
Freddie Mac Gold Pool 4.5% 6/1/2041	10,037	9,956
Freddie Mac Gold Pool 4.5% 6/1/2041	4,725	4,691
Freddie Mac Gold Pool 4.5% 6/1/2047	133,488	130,692
Freddie Mac Gold Pool 4.5% 6/1/2047	38,286	37,484
Freddie Mac Gold Pool 4.5% 7/1/2047	68,226	66,839
Freddie Mac Gold Pool 4.5% 7/1/2047	56,689	55,502
Freddie Mac Gold Pool 4.5% 7/1/2047	31,408	30,750
Freddie Mac Gold Pool 4.5% 8/1/2040	2,295	2,277
Freddie Mac Gold Pool 4.5% 8/1/2041	24,958	24,744
Freddie Mac Gold Pool 4.5% 8/1/2041	2,173	2,155
Freddie Mac Gold Pool 4.5% 9/1/2041	214,493	212,613
Freddie Mac Gold Pool 4.5% 9/1/2041	36,013	35,704
Freddie Mac Gold Pool 5% 1/1/2040	25,066	25,207
Freddie Mac Gold Pool 5% 1/1/2056	498,986	490,539
Freddie Mac Gold Pool 5% 10/1/2052	70,840	70,715
Freddie Mac Gold Pool 5% 11/1/2052	731,891	731,052
Freddie Mac Gold Pool 5% 12/1/2052	1,696,488	1,692,952
Freddie Mac Gold Pool 5% 12/1/2055	26,014	25,576
Freddie Mac Gold Pool 5% 2/1/2056	123,379	121,291
Freddie Mac Gold Pool 5% 4/1/2040	55,013	55,329
Freddie Mac Gold Pool 5% 4/1/2056	856,811	842,367
Freddie Mac Gold Pool 5% 5/1/2040	5,056	5,084
Freddie Mac Gold Pool 5% 5/1/2052	327,321	326,332
Freddie Mac Gold Pool 5% 5/1/2056	999,900	982,974
Freddie Mac Gold Pool 5% 5/1/2056	500,000	491,536
Freddie Mac Gold Pool 5% 6/1/2040	573,267	576,417
Freddie Mac Gold Pool 5% 6/1/2040	18,936	19,044
Freddie Mac Gold Pool 5% 6/1/2041	85,505	85,998
Freddie Mac Gold Pool 5% 6/1/2052	428,251	426,957
Freddie Mac Gold Pool 5% 6/1/2055	67,494	66,420
Freddie Mac Gold Pool 5% 6/1/2056	399,998	393,243
Freddie Mac Gold Pool 5% 7/1/2040	6,146	6,182
Freddie Mac Gold Pool 5% 8/1/2040	2,731,431	2,746,440
Freddie Mac Gold Pool 5% 8/1/2040	26,307	26,462
Freddie Mac Gold Pool 5.5% 1/1/2056	3,365,499	3,420,696
Freddie Mac Gold Pool 5.5% 1/1/2056	1,541,457	1,561,921
Freddie Mac Gold Pool 5.5% 3/1/2053 (e)	2,184,346	2,229,728
Freddie Mac Gold Pool 5.5% 9/1/2052	1,129,013	1,146,824
Freddie Mac Gold Pool 6% 11/1/2038	116,684	119,993
Freddie Mac Gold Pool 6% 12/1/2055	673,714	697,016
Freddie Mac Gold Pool 6% 2/1/2040	229,537	237,553
Freddie Mac Gold Pool 6% 2/1/2055	1,628,801	1,692,137
Freddie Mac Gold Pool 6% 2/1/2055	953,985	993,541
Freddie Mac Gold Pool 6% 2/1/2055	430,663	447,544
Freddie Mac Gold Pool 6% 4/1/2032	24,170	24,716
Freddie Mac Gold Pool 6% 4/1/2054	871,393	905,550
Freddie Mac Gold Pool 6% 5/1/2033	7,783	7,955
Freddie Mac Gold Pool 6% 5/1/2054	3,003,000	3,122,588
Freddie Mac Gold Pool 6% 5/1/2055	513,228	530,940
Freddie Mac Gold Pool 6% 6/1/2056	2,621,741	2,721,435
Freddie Mac Gold Pool 6% 7/1/2037	1,466	1,519
Freddie Mac Gold Pool 6% 8/1/2037	15,374	15,898
Freddie Mac Gold Pool 6% 8/1/2055	3,974,445	4,128,060
Freddie Mac Gold Pool 6% 8/1/2055	1,145,838	1,187,530
Freddie Mac Gold Pool 6% 9/1/2054	796,694	828,421
Freddie Mac Gold Pool 6% 9/1/2054	359,789	374,454
Freddie Mac Gold Pool 6% 9/1/2054	154,951	160,250
Freddie Mac Gold Pool 6.5% 1/1/2053	515,295	536,855
Freddie Mac Gold Pool 6.5% 1/1/2054	955,270	1,001,509
Freddie Mac Gold Pool 6.5% 1/1/2054	13,947	14,595
Freddie Mac Gold Pool 6.5% 11/1/2054	23,109	24,206
Freddie Mac Gold Pool 6.5% 11/1/2054	22,072	22,924
Freddie Mac Gold Pool 6.5% 11/1/2055	557,258	582,316
Freddie Mac Gold Pool 6.5% 2/1/2055	186,968	196,444
Freddie Mac Gold Pool 6.5% 2/1/2055	48,792	51,100
Freddie Mac Gold Pool 6.5% 4/1/2054	22,213	23,213
Freddie Mac Gold Pool 6.5% 4/1/2054	18,367	19,284
Freddie Mac Gold Pool 6.5% 4/1/2055	74,201	77,703
Freddie Mac Gold Pool 6.5% 4/1/2056	1,552,010	1,632,710
Freddie Mac Gold Pool 6.5% 5/1/2054	30,021	31,377
Freddie Mac Gold Pool 6.5% 6/1/2053	14,212	14,823
Freddie Mac Gold Pool 6.5% 6/1/2054	1,045,332	1,100,177
Freddie Mac Gold Pool 6.5% 7/1/2054	14,198	14,790
Freddie Mac Gold Pool 6.5% 8/1/2054	130,893	136,771
Freddie Mac Gold Pool 6.5% 8/1/2054	49,273	51,744
Freddie Mac Gold Pool 6.5% 8/1/2054	32,787	34,118
Freddie Mac Gold Pool 6.5% 8/1/2054	22,005	22,941
Freddie Mac Gold Pool 6.5% 9/1/2053	113,278	118,938
Freddie Mac Gold Pool 6.5% 9/1/2054	1,241,819	1,306,973
Freddie Mac Gold Pool 6.5% 9/1/2054	38,342	39,958
Freddie Mac Gold Pool 7% 1/1/2054	1,031,486	1,099,834
Freddie Mac Gold Pool 7% 1/1/2054	1,028,835	1,098,776
Freddie Mac Gold Pool 7% 1/1/2054	287,365	306,429
Freddie Mac Gold Pool 7% 1/1/2054	193,724	206,954
Freddie Mac Gold Pool 7% 1/1/2054	106,230	113,277
Freddie Mac Gold Pool 7% 11/1/2053	195,917	209,358
Freddie Mac Gold Pool 7% 12/1/2053	120,841	128,361
Freddie Mac Gold Pool 7% 12/1/2053	16,164	17,177
Freddie Mac Gold Pool 7% 2/1/2054	529,803	564,744
Freddie Mac Gold Pool 7% 3/1/2054	18,516	19,824
Freddie Mac Gold Pool 7% 6/1/2054	1,017,868	1,087,700
Freddie Mac Gold Pool 7% 6/1/2054	926,606	988,366
Freddie Mac Gold Pool 7% 7/1/2043	13,780	14,683
Freddie Mac Gold Pool 7% 8/1/2054	579,992	623,816
Freddie Mac Gold Pool 7% 8/1/2054	439,503	470,342
Freddie Mac Gold Pool 7% 9/1/2043	21,719	23,048
Freddie Mac Gold Pool 7% 9/1/2054	518,206	552,544
Freddie Mac Gold Pool 7.5% 1/1/2027	7	6
Freddie Mac Gold Pool 7.5% 10/1/2027	4	3
Freddie Mac Gold Pool 7.5% 11/1/2029	416	429
Freddie Mac Gold Pool 7.5% 11/1/2031	39	41
Freddie Mac Gold Pool 7.5% 2/1/2028	16	15
Freddie Mac Gold Pool 7.5% 9/1/2031	1,009	1,052
Freddie Mac Gold Pool 8% 5/1/2027	6	5
Freddie Mac Gold Pool 8.5% 1/1/2028	16	16
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	388,785	402,808
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	1,625,384	1,680,461
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	22,047	23,203
Freddie Mac Manufactured Housing participation certificates 6.5% 6/1/2055	698,917	734,986
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 5.979% 3/1/2036 (c)(d)	5,019	5,127
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.005% 4/1/2041 (c)(d)	825	857
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.63% 9/1/2041 (c)(d)	4,513	4,714
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.134% 5/1/2041 (c)(d)	10,585	11,022
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.202% 5/1/2041 (c)(d)	6,432	6,700
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.296% 6/1/2041 (c)(d)	11,526	12,014
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.535% 6/1/2041 (c)(d)	912	952
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (c)(d)	103	105
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.16%, 6.535% 11/1/2035 (c)(d)	618	641
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2477%, 5.872% 1/1/2035 (c)(d)	872	898
Freddie Mac Non Gold Pool 5.5% 5/1/2053	928,654	945,626
Freddie Mac Non Gold Pool 5.5% 6/1/2053	454,031	461,477
Freddie Mac Non Gold Pool 5.5% 7/1/2053	3,948,670	4,013,432
Freddie Mac Non Gold Pool 5.5% 8/1/2053	1,139,247	1,159,711
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.655%, 5.681% 4/1/2035 (c)(d)	6,713	6,885
Freddie Mac Non Gold Pool 6% 6/1/2053	494,035	512,319
Freddie Mac Non Gold Pool 6% 6/1/2053	435,297	449,095
Freddie Mac Non Gold Pool 6.5% 1/1/2055	349,024	365,700
Freddie Mac Non Gold Pool 6.5% 1/1/2055	24,367	25,638
Freddie Mac Non Gold Pool 6.5% 1/1/2055	20,757	21,673
Freddie Mac Non Gold Pool 6.5% 2/1/2055	24,923	26,231
Freddie Mac Non Gold Pool 6.5% 4/1/2055	21,492	22,505
Ginnie Mae I Pool 2.5% 12/20/2051	622,034	529,426
Ginnie Mae I Pool 3% 1/15/2045	4,699	4,230
Ginnie Mae I Pool 3% 1/15/2045	4,668	4,215
Ginnie Mae I Pool 3% 1/15/2045	1,433	1,292
Ginnie Mae I Pool 3% 12/20/2042	555,410	503,947
Ginnie Mae I Pool 3% 2/15/2045	5,051	4,562
Ginnie Mae I Pool 3% 2/15/2045	4,313	3,890
Ginnie Mae I Pool 3% 2/15/2045	2,283	2,060
Ginnie Mae I Pool 3% 3/15/2045	9,273	8,361
Ginnie Mae I Pool 3% 3/15/2045	6,162	5,552
Ginnie Mae I Pool 3% 3/15/2045	5,452	4,929
Ginnie Mae I Pool 3% 3/15/2045	4,748	4,282
Ginnie Mae I Pool 3% 3/15/2045	4,318	3,914
Ginnie Mae I Pool 3% 3/15/2045	2,518	2,267
Ginnie Mae I Pool 3% 3/15/2045	2,301	2,090
Ginnie Mae I Pool 3% 3/15/2045	1,840	1,658
Ginnie Mae I Pool 3% 3/15/2045	1,588	1,439
Ginnie Mae I Pool 3% 3/15/2045	1,383	1,247
Ginnie Mae I Pool 3% 3/20/2043	365,819	332,078
Ginnie Mae I Pool 3% 3/20/2043	150,154	136,457
Ginnie Mae I Pool 3% 6/15/2045	3,165	2,873
Ginnie Mae I Pool 3% 6/15/2045	2,253	2,029
Ginnie Mae I Pool 3% 6/15/2045	1,552	1,398
Ginnie Mae I Pool 3% 7/15/2045	5,641	5,103
Ginnie Mae I Pool 3% 7/15/2045	5,339	4,803
Ginnie Mae I Pool 3% 7/15/2045	5,106	4,591
Ginnie Mae I Pool 3% 7/15/2045	5,010	4,532
Ginnie Mae I Pool 3% 7/15/2045	4,413	3,970
Ginnie Mae I Pool 3% 7/15/2045	3,801	3,429
Ginnie Mae I Pool 3% 7/15/2045	3,773	3,390
Ginnie Mae I Pool 3% 7/15/2045	3,547	3,194
Ginnie Mae I Pool 3% 7/15/2045	932	837
Ginnie Mae I Pool 3.5% 1/15/2041	26,074	24,563
Ginnie Mae I Pool 3.5% 1/20/2050	154,143	141,241
Ginnie Mae I Pool 3.5% 1/20/2050	93,381	85,857
Ginnie Mae I Pool 3.5% 1/20/2050	90,846	83,440
Ginnie Mae I Pool 3.5% 1/20/2050	26,005	23,851
Ginnie Mae I Pool 3.5% 11/15/2042	95,400	89,193
Ginnie Mae I Pool 3.5% 12/20/2049	22,965	21,085
Ginnie Mae I Pool 3.5% 12/20/2049	8,183	7,524
Ginnie Mae I Pool 3.5% 12/20/2049	7,115	6,520
Ginnie Mae I Pool 3.5% 12/20/2049	2,449	2,247
Ginnie Mae I Pool 3.5% 2/15/2041	48,761	45,854
Ginnie Mae I Pool 3.5% 2/15/2042	42,164	39,451
Ginnie Mae I Pool 3.5% 3/15/2043	48,930	45,517
Ginnie Mae I Pool 3.5% 5/15/2042	99,847	93,794
Ginnie Mae I Pool 3.5% 5/15/2042	71,300	67,006
Ginnie Mae I Pool 3.5% 5/15/2042	29,638	27,689
Ginnie Mae I Pool 3.5% 7/15/2043	72,072	66,983
Ginnie Mae I Pool 3.5% 7/20/2052	1,753,778	1,593,962
Ginnie Mae I Pool 3.5% 8/15/2042	52,122	48,780
Ginnie Mae I Pool 3.5% 8/20/2052	1,038,589	943,946
Ginnie Mae I Pool 4% 1/15/2042	1,905	1,825
Ginnie Mae I Pool 4% 1/15/2043	9,363	8,949
Ginnie Mae I Pool 4% 10/15/2040	10,594	10,178
Ginnie Mae I Pool 4% 10/15/2041	91,561	87,713
Ginnie Mae I Pool 4% 10/15/2041	80,439	77,141
Ginnie Mae I Pool 4% 10/15/2041	75,859	72,622
Ginnie Mae I Pool 4% 10/15/2041	43,015	41,264
Ginnie Mae I Pool 4% 10/15/2041	19,324	18,569
Ginnie Mae I Pool 4% 10/15/2041	13,773	13,201
Ginnie Mae I Pool 4% 10/15/2041	11,270	10,811
Ginnie Mae I Pool 4% 10/15/2041	10,220	9,805
Ginnie Mae I Pool 4% 10/15/2041	8,607	8,264
Ginnie Mae I Pool 4% 10/15/2041	4,372	4,199
Ginnie Mae I Pool 4% 10/15/2041	4,210	4,035
Ginnie Mae I Pool 4% 10/15/2041	4,018	3,843
Ginnie Mae I Pool 4% 10/15/2041	962	920
Ginnie Mae I Pool 4% 10/20/2052	2,885,310	2,717,608
Ginnie Mae I Pool 4% 11/15/2040	27,797	26,641
Ginnie Mae I Pool 4% 11/15/2040	5,602	5,376
Ginnie Mae I Pool 4% 11/15/2040	2,738	2,624
Ginnie Mae I Pool 4% 11/15/2041	29,433	28,217
Ginnie Mae I Pool 4% 11/15/2042	2,339	2,237
Ginnie Mae I Pool 4% 12/15/2041	41,114	39,399
Ginnie Mae I Pool 4% 12/15/2041	23,412	22,435
Ginnie Mae I Pool 4% 12/15/2041	12,107	11,617
Ginnie Mae I Pool 4% 12/15/2041	9,609	9,203
Ginnie Mae I Pool 4% 12/15/2041	4,270	4,105
Ginnie Mae I Pool 4% 12/15/2041	1,056	1,013
Ginnie Mae I Pool 4% 12/15/2042	2,490	2,385
Ginnie Mae I Pool 4% 2/15/2041	4,553	4,373
Ginnie Mae I Pool 4% 2/15/2042	3,166	3,033
Ginnie Mae I Pool 4% 3/15/2040	36,339	34,990
Ginnie Mae I Pool 4% 3/15/2041	2,902	2,787
Ginnie Mae I Pool 4% 3/15/2042	14,455	13,843
Ginnie Mae I Pool 4% 3/15/2042	5,016	4,796
Ginnie Mae I Pool 4% 4/15/2042	5,720	5,465
Ginnie Mae I Pool 4% 4/15/2043	1,719	1,646
Ginnie Mae I Pool 4% 4/15/2046	387,878	369,161
Ginnie Mae I Pool 4% 4/20/2047	151,629	143,290
Ginnie Mae I Pool 4% 4/20/2047	136,501	128,993
Ginnie Mae I Pool 4% 4/20/2048	111,215	104,994
Ginnie Mae I Pool 4% 4/20/2048	109,776	103,636
Ginnie Mae I Pool 4% 6/15/2041	3,896	3,736
Ginnie Mae I Pool 4% 7/15/2040	12,792	12,305
Ginnie Mae I Pool 4% 7/15/2041	8,426	8,077
Ginnie Mae I Pool 4% 8/15/2041	122,428	117,373
Ginnie Mae I Pool 4% 8/15/2041	12,203	11,706
Ginnie Mae I Pool 4% 8/15/2043	2,705	2,578
Ginnie Mae I Pool 4% 9/15/2040	5,845	5,615
Ginnie Mae I Pool 4% 9/15/2041	13,168	12,624
Ginnie Mae I Pool 4% 9/15/2041	10,207	9,800
Ginnie Mae I Pool 4% 9/15/2041	10,137	9,724
Ginnie Mae I Pool 4% 9/15/2041	2,624	2,513
Ginnie Mae I Pool 4% 9/15/2041	1,240	1,194
Ginnie Mae I Pool 4.5% 2/15/2040	10,535	10,384
Ginnie Mae I Pool 4.5% 2/15/2040	1,199	1,182
Ginnie Mae I Pool 4.5% 3/15/2041	195,902	192,783
Ginnie Mae I Pool 4.5% 3/15/2041	156,244	153,917
Ginnie Mae I Pool 4.5% 3/15/2041	51,891	51,127
Ginnie Mae I Pool 4.5% 3/15/2041	2,323	2,288
Ginnie Mae I Pool 4.5% 4/15/2041	21,014	20,689
Ginnie Mae I Pool 4.5% 4/20/2053	3,852,145	3,729,270
Ginnie Mae I Pool 4.5% 5/15/2039	3,195	3,151
Ginnie Mae I Pool 4.5% 6/15/2040	29,502	29,066
Ginnie Mae I Pool 4.5% 6/15/2040	20,702	20,402
Ginnie Mae I Pool 4.5% 6/15/2040	14,528	14,316
Ginnie Mae I Pool 4.5% 7/15/2040	39,750	39,169
Ginnie Mae I Pool 4.5% 7/15/2040	18,562	18,290
Ginnie Mae I Pool 4.5% 7/15/2040	13,209	13,011
Ginnie Mae I Pool 4.5% 7/15/2040	1,736	1,709
Ginnie Mae I Pool 4.5% 8/15/2039	33,530	33,057
Ginnie Mae I Pool 4.5% 8/15/2040	13,014	12,823
Ginnie Mae I Pool 5% 10/15/2039	10,499	10,580
Ginnie Mae I Pool 5% 10/15/2039	4,291	4,323
Ginnie Mae I Pool 5% 11/15/2040	9,686	9,762
Ginnie Mae I Pool 5% 11/15/2040	4,006	4,035
Ginnie Mae I Pool 5% 12/15/2039	13,595	13,701
Ginnie Mae I Pool 5% 3/15/2039	5,825	5,871
Ginnie Mae I Pool 5% 4/15/2040	1,669	1,682
Ginnie Mae I Pool 5% 4/15/2041	4,280	4,310
Ginnie Mae I Pool 5% 4/15/2041	2,907	2,929
Ginnie Mae I Pool 5% 4/15/2041	1,914	1,927
Ginnie Mae I Pool 5% 4/20/2048	313,475	314,887
Ginnie Mae I Pool 5% 6/15/2040	7,315	7,372
Ginnie Mae I Pool 5% 7/15/2040	12,055	12,149
Ginnie Mae I Pool 5% 7/15/2040	7,432	7,490
Ginnie Mae I Pool 5% 7/15/2040	5,080	5,121
Ginnie Mae I Pool 5% 8/15/2039	9,967	10,043
Ginnie Mae I Pool 5% 8/15/2039	870	877
Ginnie Mae I Pool 5% 8/15/2040	19,191	19,341
Ginnie Mae I Pool 5% 8/15/2040	16,852	16,985
Ginnie Mae I Pool 5% 9/15/2039	7,869	7,929
Ginnie Mae I Pool 5% 9/15/2040	11,751	11,843
Ginnie Mae I Pool 5% 9/15/2040	7,911	7,973
Ginnie Mae I Pool 6.5% 11/15/2035	2,283	2,403
Ginnie Mae I Pool 6.5% 4/15/2035	2,927	3,071
Ginnie Mae I Pool 6.5% 9/15/2035	6,508	6,803
Ginnie Mae I Pool 7% 1/15/2028	247	249
Ginnie Mae I Pool 7% 1/15/2028	7	7
Ginnie Mae I Pool 7% 10/15/2028	53	54
Ginnie Mae I Pool 7% 10/15/2031	1,628	1,662
Ginnie Mae I Pool 7% 12/15/2028	86	86
Ginnie Mae I Pool 7% 12/15/2030	2,562	2,615
Ginnie Mae I Pool 7% 2/15/2028	1,017	1,023
Ginnie Mae I Pool 7% 2/15/2028	15	16
Ginnie Mae I Pool 7% 2/15/2032	5,577	5,699
Ginnie Mae I Pool 7% 2/15/2032	153	156
Ginnie Mae I Pool 7% 3/15/2028	47	47
Ginnie Mae I Pool 7% 3/15/2029	662	671
Ginnie Mae I Pool 7% 3/15/2032	2,783	2,838
Ginnie Mae I Pool 7% 3/15/2032	1,823	1,858
Ginnie Mae I Pool 7% 3/15/2032	24	25
Ginnie Mae I Pool 7% 4/15/2028	152	153
Ginnie Mae I Pool 7% 4/15/2029	510	517
Ginnie Mae I Pool 7% 4/15/2029	234	237
Ginnie Mae I Pool 7% 4/15/2031	340	346
Ginnie Mae I Pool 7% 4/15/2032	7,954	8,149
Ginnie Mae I Pool 7% 4/15/2032	868	889
Ginnie Mae I Pool 7% 4/15/2032	476	486
Ginnie Mae I Pool 7% 4/15/2032	135	138
Ginnie Mae I Pool 7% 5/15/2029	428	434
Ginnie Mae I Pool 7% 5/15/2032	252	258
Ginnie Mae I Pool 7% 6/15/2028	218	220
Ginnie Mae I Pool 7% 6/15/2028	177	177
Ginnie Mae I Pool 7% 6/15/2028	65	66
Ginnie Mae I Pool 7% 6/15/2032	2,319	2,374
Ginnie Mae I Pool 7% 6/15/2032	796	812
Ginnie Mae I Pool 7% 6/15/2032	66	67
Ginnie Mae I Pool 7% 6/15/2032	63	64
Ginnie Mae I Pool 7% 7/15/2028	36	36
Ginnie Mae I Pool 7% 7/15/2028	7	7
Ginnie Mae I Pool 7% 7/15/2031	1,233	1,259
Ginnie Mae I Pool 7% 7/15/2031	436	444
Ginnie Mae I Pool 7% 7/15/2031	275	281
Ginnie Mae I Pool 7% 7/15/2032	303	310
Ginnie Mae I Pool 7% 8/15/2031	769	786
Ginnie Mae I Pool 7% 8/15/2031	575	578
Ginnie Mae I Pool 7% 8/15/2031	61	62
Ginnie Mae I Pool 7% 9/15/2031	649	662
Ginnie Mae I Pool 7% 9/15/2031	203	207
Ginnie Mae I Pool 7% 9/15/2031	123	126
Ginnie Mae I Pool 7.5% 10/15/2027	49	49
Ginnie Mae I Pool 7.5% 10/15/2028	1,183	1,200
Ginnie Mae I Pool 7.5% 12/15/2027	218	220
Ginnie Mae I Pool 7.5% 3/15/2028	667	674
Ginnie Mae I Pool 7.5% 4/15/2027	178	179
Ginnie Mae I Pool 7.5% 4/15/2027	143	144
Ginnie Mae I Pool 7.5% 4/15/2027	75	75
Ginnie Mae I Pool 7.5% 4/15/2027	60	60
Ginnie Mae I Pool 7.5% 4/15/2027	53	53
Ginnie Mae I Pool 7.5% 4/15/2027	21	22
Ginnie Mae I Pool 7.5% 4/15/2027	13	13
Ginnie Mae I Pool 7.5% 4/15/2027	6	6
Ginnie Mae I Pool 7.5% 6/15/2027	48	49
Ginnie Mae I Pool 8% 3/15/2030	484	495
Ginnie Mae I Pool 8% 5/15/2030	257	263
Ginnie Mae I Pool 8% 9/15/2030	505	516
Ginnie Mae II Pool 2% 1/20/2052	6,174,385	5,063,620
Ginnie Mae II Pool 2% 10/20/2050	4,563,466	3,745,357
Ginnie Mae II Pool 2% 11/20/2050	2,040,018	1,674,296
Ginnie Mae II Pool 2% 12/20/2050	3,802,389	3,120,720
Ginnie Mae II Pool 2% 2/20/2051	4,214,613	3,457,726
Ginnie Mae II Pool 2% 3/20/2051	944,234	774,663
Ginnie Mae II Pool 2% 8/20/2051	4,924,999	4,038,997
Ginnie Mae II Pool 2% 9/20/2050	3,115,853	2,557,262
Ginnie Mae II Pool 2.5% 12/20/2051	67,934	58,053
Ginnie Mae II Pool 2.5% 6/20/2051	761,160	650,693
Ginnie Mae II Pool 2.5% 6/20/2054	379,032	323,994
Ginnie Mae II Pool 2.5% 7/1/2056 (b)	19,675,000	16,794,356
Ginnie Mae II Pool 2.5% 7/20/2051	1,786,927	1,527,590
Ginnie Mae II Pool 3% 1/20/2032	484,105	469,048
Ginnie Mae II Pool 3% 10/20/2031	159,909	155,126
Ginnie Mae II Pool 3% 11/20/2031	172,798	167,491
Ginnie Mae II Pool 3% 12/20/2031	260,426	252,533
Ginnie Mae II Pool 3% 12/20/2046	809,144	728,697
Ginnie Mae II Pool 3% 2/20/2031	19,799	19,279
Ginnie Mae II Pool 3% 3/20/2031	40,251	39,172
Ginnie Mae II Pool 3% 3/20/2046	47,507	42,994
Ginnie Mae II Pool 3% 3/20/2050	390,139	347,449
Ginnie Mae II Pool 3% 4/20/2031	149,165	145,089
Ginnie Mae II Pool 3% 4/20/2047	15,738	14,174
Ginnie Mae II Pool 3% 4/20/2052	7,461,423	6,626,322
Ginnie Mae II Pool 3% 5/20/2031	326,428	317,340
Ginnie Mae II Pool 3% 5/20/2051	1,132,019	1,006,028
Ginnie Mae II Pool 3% 6/20/2050	7,707	6,863
Ginnie Mae II Pool 3% 6/20/2051	298,619	265,384
Ginnie Mae II Pool 3% 7/20/2031	4,270	4,147
Ginnie Mae II Pool 3% 7/20/2051	378,234	336,020
Ginnie Mae II Pool 3% 8/20/2031	50,407	48,940
Ginnie Mae II Pool 3% 8/20/2051	450,156	399,915
Ginnie Mae II Pool 3% 9/20/2031	20,309	19,709
Ginnie Mae II Pool 3% 9/20/2051	14,849	13,192
Ginnie Mae II Pool 3.5% 12/20/2040	45,300	42,673
Ginnie Mae II Pool 3.5% 8/20/2052	1,707,497	1,543,760
Ginnie Mae II Pool 4% 1/20/2041	149,725	143,904
Ginnie Mae II Pool 4% 1/20/2042	516,282	495,351
Ginnie Mae II Pool 4% 1/20/2046	2,049	1,951
Ginnie Mae II Pool 4% 10/20/2040	72,728	69,918
Ginnie Mae II Pool 4% 10/20/2045	1,825	1,737
Ginnie Mae II Pool 4% 11/20/2040	295,217	283,731
Ginnie Mae II Pool 4% 12/20/2045	2,459	2,341
Ginnie Mae II Pool 4% 2/20/2041	4,894	4,703
Ginnie Mae II Pool 4% 3/20/2047	78,225	74,363
Ginnie Mae II Pool 4% 4/20/2047	282,080	268,153
Ginnie Mae II Pool 4% 5/20/2046	440,844	419,445
Ginnie Mae II Pool 4% 6/20/2045	49,636	47,305
Ginnie Mae II Pool 4% 7/20/2044	2,530	2,416
Ginnie Mae II Pool 4% 8/20/2043	18,540	17,735
Ginnie Mae II Pool 4% 8/20/2045	361,381	344,129
Ginnie Mae II Pool 4% 9/20/2040	116,216	111,721
Ginnie Mae II Pool 4% 9/20/2045	1,725	1,642
Ginnie Mae II Pool 4.5% 11/20/2054	1,722,872	1,660,378
Ginnie Mae II Pool 4.5% 3/20/2041	6,630	6,525
Ginnie Mae II Pool 4.5% 5/20/2040	44,244	43,567
Ginnie Mae II Pool 4.5% 5/20/2041	12,928	12,722
Ginnie Mae II Pool 4.5% 7/20/2040	33,900	33,375
Ginnie Mae II Pool 4.5% 7/20/2054	845,817	814,740
Ginnie Mae II Pool 4.5% 9/20/2040	155,210	152,791
Ginnie Mae II Pool 5% 12/20/2054	668,191	660,304
Ginnie Mae II Pool 5% 7/1/2056 (b)	16,900,000	16,659,647
Ginnie Mae II Pool 5% 8/1/2056 (b)	8,950,000	8,813,623
Ginnie Mae II Pool 5.5% 12/20/2054	444,756	448,672
Ginnie Mae II Pool 5.5% 2/20/2055	2,439,487	2,458,677
Ginnie Mae II Pool 5.5% 7/1/2056 (b)	41,050,000	41,249,532
Ginnie Mae II Pool 5.5% 8/1/2056 (b)	22,200,000	22,277,556
Ginnie Mae II Pool 6% 12/20/2054	1,132,074	1,162,674
Ginnie Mae II Pool 6% 7/1/2056 (b)	9,600,000	9,794,558
Ginnie Mae II Pool 6.5% 7/1/2056 (b)	3,550,000	3,678,820
Uniform Mortgage Backed Securities 2% 7/1/2056 (b)	62,000,000	49,478,909
Uniform Mortgage Backed Securities 2% 8/1/2056 (b)	43,500,000	34,706,545
Uniform Mortgage Backed Securities 3% 7/1/2056 (b)	2,600,000	2,267,484
Uniform Mortgage Backed Securities 4% 7/1/2056 (b)	2,100,000	1,961,941
Uniform Mortgage Backed Securities 4.5% 7/1/2056 (b)	2,650,000	2,539,756
Uniform Mortgage Backed Securities 5% 7/1/2041 (b)	3,325,000	3,337,599
Uniform Mortgage Backed Securities 5% 7/1/2056 (b)	5,700,000	5,600,473
Uniform Mortgage Backed Securities 5.5% 7/1/2056 (b)	4,100,000	4,113,613
Uniform Mortgage Backed Securities 6% 7/1/2056 (b)	2,900,000	2,962,531
Uniform Mortgage Backed Securities 6.5% 7/1/2056 (b)	25,000	25,857
TOTAL UNITED STATES		641,948,336
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $651,257,099)		641,948,336

U.S. Treasury Obligations - 46.6%
	Yield (%) (k)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.875% 11/15/2051	1.95 to 2.04	13,856,800	7,615,827
US Treasury Bonds 2% 8/15/2051	1.94	22,104,200	12,583,852
US Treasury Bonds 2.25% 2/15/2052	2.26 to 2.90	36,300,000	21,855,152
US Treasury Bonds 2.875% 5/15/2052	3.07 to 3.19	23,300,000	16,117,957
US Treasury Bonds 3.625% 5/15/2053	3.90 to 4.02	26,100,000	20,858,590
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	22,874,000	19,571,566
US Treasury Bonds 4.125% 8/15/2053	4.18 to 5.00	53,171,000	46,445,699
US Treasury Bonds 4.25% 2/15/2054	4.37 to 4.78	67,700,000	60,406,382
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.65	19,575,000	17,476,805
US Treasury Bonds 4.5% 2/15/2044	4.71 to 4.76	29,858,000	28,435,080
US Treasury Bonds 4.625% 11/15/2045	4.65 to 4.79	11,790,000	11,323,927
US Treasury Bonds 4.625% 2/15/2055	4.60	5,000,000	4,750,781
US Treasury Bonds 4.625% 5/15/2054	4.49 to 4.65	12,830,000	12,184,992
US Treasury Bonds 4.75% 2/15/2056	4.94 to 4.98	16,657,000	16,180,714
US Treasury Bonds 4.75% 5/15/2055	4.83 to 4.98	32,366,000	31,396,284
US Treasury Bonds 4.75% 8/15/2055	4.73 to 4.91	25,100,000	24,353,863
US Treasury Bonds 4.875% 8/15/2045	4.53 to 4.84	37,586,000	37,299,700
US Treasury Bonds 5% 5/15/2056	4.88 to 5.12	35,500,000	35,877,188
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.67	1,625,270	1,496,366
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.61 to 2.72	770,670	710,440
US Treasury Notes 3.375% 5/15/2033	3.64 to 4.04	67,451,000	63,706,943
US Treasury Notes 3.5% 2/15/2033	3.92	63,000,000	60,108,398
US Treasury Notes 3.5% 3/15/2029	3.83 to 3.87	480,000	471,918
US Treasury Notes 3.625% 8/31/2030	3.58 to 3.61	11,900,000	11,642,012
US Treasury Notes 3.75% 11/30/2032	3.95	26,400,000	25,608,000
US Treasury Notes 3.75% 2/28/2033	4.00	14,100,000	13,656,621
US Treasury Notes 3.75% 6/30/2030	3.91 to 4.12	17,400,000	17,117,250
US Treasury Notes 3.875% 12/31/2029	3.47	29,000,000	28,714,531
US Treasury Notes 3.875% 12/31/2032	3.95	10,800,000	10,546,031
US Treasury Notes 3.875% 4/15/2029	3.82 to 3.94	3,680,000	3,652,113
US Treasury Notes 3.875% 4/30/2031	4.06 to 4.18	90,000,000	88,706,250
US Treasury Notes 3.875% 8/15/2033	4.02 to 4.77	36,190,000	35,191,948
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.27	128,800,000	124,392,619
US Treasury Notes 3.875% 8/31/2032	3.93	6,200,000	6,066,313
US Treasury Notes 3.875% 9/30/2032	3.93	24,300,000	23,761,793
US Treasury Notes 4% 1/31/2031	4.13	39,100,000	38,760,929
US Treasury Notes 4% 1/31/2033	4.06	13,800,000	13,564,430
US Treasury Notes 4% 11/15/2035	4.17 to 4.29	48,000,000	46,432,500
US Treasury Notes 4% 4/30/2032	4.26 to 4.27	65,800,000	64,933,805
US Treasury Notes 4% 6/30/2032	3.98	4,600,000	4,535,852
US Treasury Notes 4% 7/31/2032	4.12	7,450,000	7,342,324
US Treasury Notes 4.125% 11/15/2032	3.59	38,824,000	38,475,190
US Treasury Notes 4.125% 2/15/2036	4.43 to 4.61	88,794,000	86,629,646
US Treasury Notes 4.125% 2/29/2032	4.15 to 4.23	38,000,000	37,768,438
US Treasury Notes 4.125% 4/30/2033	4.20	17,000,000	16,814,063
US Treasury Notes 4.125% 5/31/2032	4.05	593,000	588,783
US Treasury Notes 4.125% 8/31/2030	4.61	24,900,000	24,830,941
US Treasury Notes 4.25% 8/15/2035	4.03 to 4.15	93,600,000	92,408,062
US Treasury Notes 4.375% 1/31/2032	4.41	16,400,000	16,505,703
US Treasury Notes 4.375% 11/30/2030	4.27 to 4.35	88,200,000	88,796,039
US Treasury Notes 4.375% 5/15/2036	4.40	5,000,000	4,973,438
US Treasury Notes 4.625% 2/15/2035	4.17 to 4.24	47,300,000	48,053,598
US Treasury Notes 4.875% 10/31/2030	4.91	22,600,000	23,194,133
US Treasury Notes Inflation-Indexed 1.875% 1/15/2036	2.21 to 2.25	2,162,497	2,100,096
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,665,082,452)			1,596,991,875

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l) (Cost $30,931,727)	3.69	30,926,204	30,932,390

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	1,960,000	110,834
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.466% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2027	7,020,000	83,146
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	10,160,000	268,918
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.373% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	2,700,000	149,880
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.865% and receive annually a floating rate based on US SOFR Index, expiring June 2029	6/2028	17,610,000	89,067
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.442% and receive annually a floating rate based on US SOFR Index, expiring June 2041	6/2031	1,100,000	60,013
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.988% and receive annually a floating rate based on US SOFR Index, expiring June 2029	6/2028	4,780,000	21,915
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.996% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	900,000	18,297
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.395% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2028	5,890,000	42,937
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.3625% and receive annually a floating rate based on US SOFR Index, expiring April 2041	3/2031	5,410,000	302,693
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.351% and receive annually a floating rate based on US SOFR Index, expiring April 2041	4/2031	1,960,000	109,412

TOTAL PURCHASED SWAPTIONS (Cost $1,206,413)			1,257,112

TOTAL INVESTMENT IN SECURITIES - 106.4% (Cost $3,754,135,064)	3,654,914,500
NET OTHER ASSETS (LIABILITIES) - (6.4)%	(219,051,214)
NET ASSETS - 100.0%	3,435,863,286

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 4% 7/1/2056	(900,000)	(835,629)
Ginnie Mae II Pool 5% 7/1/2056	(8,950,000)	(8,822,712)
Ginnie Mae II Pool 5.5% 7/1/2056	(22,200,000)	(22,307,908)
Uniform Mortgage Backed Securities 2% 7/1/2056	(55,400,000)	(44,211,799)
Uniform Mortgage Backed Securities 3% 7/1/2056	(2,600,000)	(2,267,484)
Uniform Mortgage Backed Securities 3.5% 7/1/2056	(2,750,000)	(2,496,377)
Uniform Mortgage Backed Securities 4% 7/1/2056	(2,100,000)	(1,961,941)
Uniform Mortgage Backed Securities 4.5% 7/1/2056	(2,650,000)	(2,539,756)
Uniform Mortgage Backed Securities 5% 7/1/2056	(10,900,000)	(10,709,676)
Uniform Mortgage Backed Securities 6% 7/1/2056	(6,575,000)	(6,716,773)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(102,870,055)

TOTAL TBA SALE COMMITMENTS (Proceeds $102,844,254)		(102,870,055)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Call Swaptions
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.36% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	1,500,000	(88,655)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	1,660,000	(96,669)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.45% and receive annually a floating rate based on US SOFR Index, expiring May 2041	5/2031	4,000,000	(250,038)

TOTAL CALL SWAPTIONS			(435,362)
TOTAL WRITTEN SWAPTIONS (Premiums Received $(445,223))			(435,362)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y US Treasury Notes Contracts (United States)	101	9/2026	11,084,750	58,062
CBOT 2Y US Treasury Notes Contracts (United States)	475	9/2026	97,894,531	(87,513)
CBOT US Treasury Ultra Bond Contracts (United States)	81	9/2026	9,360,563	189,964
TOTAL LONG				160,513

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX BBB- Series 18 Index		12/2057	JPMorgan Securities LLC	(3%)	Monthly	1,000,000	80,858	(80,273)	585
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	16,172	(15,061)	1,111
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	16,172	(17,581)	(1,409)
CMBX BBB- Series 19 Index		12/2058	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	7,084	(7,081)	3
CMBX BBB- Series 19 Index		12/2058	Citigroup Global Markets Ltd	(3%)	Monthly	50,000	3,542	(3,945)	(403)
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly	200,000	38,437	(33,623)	4,814
CMBX AAA Series 18 Index		12/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly	600,000	(2,213)	1,883	(330)
CMBX AAA Series 18 Index		12/2057	Goldman Sachs & Co LLC	(0.5%)	Monthly	3,100,000	(11,435)	7,711	(3,724)

TOTAL BUY PROTECTION							148,617	(147,970)	647
Sell Protection
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	600,000	(5,319)	8,920	3,601
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	700,000	(6,205)	10,430	4,225
CMBX BB Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	5%	Monthly	200,000	(46,543)	41,885	(4,658)
CMBX BB Series 17 Index	NR	12/2056	Goldman Sachs & Co LLC	5%	Monthly	100,000	(23,272)	20,972	(2,300)

TOTAL SELL PROTECTION							(81,339)	82,207	868
TOTAL CREDIT DEFAULT SWAPS							67,278	(65,763)	1,515

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
3.75%	Annual	U.S. SOFR Index(3)	Annual	LCH	9/2036	5,737,000	(132,183)	172,867	40,684
U.S. SOFR Index(3)	Annual	3%	Annual	LCH	9/2028	111,995,000	2,160,515	(2,171,797)	(11,282)
U.S. SOFR Index(3)	Annual	3.5%	Annual	LCH	9/2033	450,000	12,234	(10,524)	1,710
4%	Annual	U.S. SOFR Index(3)	Annual	LCH	9/2056	2,343,000	(75,526)	112,181	36,655
TOTAL INTEREST RATE SWAPS							1,965,040	(1,897,273)	67,767

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Notional amount is stated in U.S. Dollars unless otherwise noted.
(3)Represents floating rate.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,294,791.
(f)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $1,570,136.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $639,144,555 or 18.6% of net assets.

(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j)	Level 3 security.
(k)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	70,339,926	403,382,511	442,788,676	1,117,300	(5,420)	4,049	30,932,390	30,926,204	0.0%
Fidelity Securities Lending Cash Central Fund	-	226,888,760	226,888,760	5,340	-	-	-	-	0.0%
Total	70,339,926	630,271,271	669,677,436	1,122,640	(5,420)	4,049	30,932,390

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	334,981,559	-	334,981,559	-

Bank Notes
Financials	4,429,785	-	4,429,785	-

Collateralized Mortgage Obligations	47,064,332	-	47,064,332	-

Commercial Mortgage Securities	208,511,681	-	204,884,402	3,627,279

Foreign Government and Government Agency Obligations	1,488,173	-	1,488,173	-

Non-Convertible Corporate Bonds
Communication Services	66,235,557	-	66,235,557	-
Consumer Discretionary	6,871,919	-	6,871,919	-
Consumer Staples	12,251,272	-	12,251,272	-
Energy	79,333,892	-	79,333,892	-
Financials	404,679,967	-	404,679,967	-
Health Care	37,214,711	-	37,214,711	-
Industrials	27,059,655	-	27,059,655	-
Information Technology	36,747,147	-	36,747,147	-
Materials	3,252,496	-	3,252,496	-
Real Estate	73,407,282	-	73,407,282	-
Utilities	40,255,359	-	40,255,359	-

U.S. Government Agency - Mortgage Securities	641,948,336	-	641,948,336	-

U.S. Treasury Obligations	1,596,991,875	-	1,596,991,875	-

Money Market Funds	30,932,390	30,932,390	-	-

Purchased Swaptions	1,257,112	-	1,257,112	-
Total Investments in Securities:	3,654,914,500	30,932,390	3,620,354,831	3,627,279
Derivative Instruments:

Assets
Futures Contracts	248,026	248,026	-	-
Swaps	2,335,014	-	2,335,014	-
Total Assets	2,583,040	248,026	2,335,014	-

Liabilities
Futures Contracts	(87,513)	(87,513)	-	-
Swaps	(302,696)	-	(302,696)	-
Written Swaptions	(435,362)	-	(435,362)	-
Total Liabilities	(825,571)	(87,513)	(738,058)	-
Total Derivative Instruments:	1,757,469	160,513	1,596,956	-
Other Financial Instruments:

TBA Sale Commitments	(102,870,055)	-	(102,870,055)	-
Total Other Financial Instruments:	(102,870,055)	-	(102,870,055)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	162,265	(94,987)
Total Credit Risk	162,265	(94,987)
Interest Rate Risk
Futures Contracts (b)	248,026	(87,513)
Purchased Swaptions (c)	1,257,112	-
Swaps (d)	2,172,749	(207,709)
Written Swaptions (e)	-	(435,362)
Total Interest Rate Risk	3,677,887	(730,584)
Total Value of Derivatives	3,840,152	(825,571)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(c)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(d)For centrally cleared swaps, reflects gross value as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(e)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2026 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,723,203,337)	$3,623,982,110
Fidelity Central Funds (cost $30,931,727)	30,932,390

Total Investment in Securities (cost $3,754,135,064)		$3,654,914,500
Cash		1,775,411
Foreign currency held at value (cost $2)		2
Receivable for investments sold		25,458,240
Receivable for premium on written options		445,223
Receivable for TBA sale commitments		102,844,254
Receivable for fund shares sold		601
Interest receivable		31,968,824
Distributions receivable from Fidelity Central Funds		228,984
Receivable for daily variation margin on centrally cleared swaps		41,558
Bi-lateral OTC swaps, at value		162,265
Other receivables		553
Total assets		3,817,840,415
Liabilities
Payable for investments purchased
Regular delivery	$50,447,132
Delayed delivery	227,841,747
TBA sale commitments, at value	102,870,055
Payable for fund shares redeemed	22,847
Bi-lateral OTC swaps, at value	94,987
Payable for variation margin on futures contracts	231,742
Written options, at value (premium receivable $445,223)	435,362
Other payables and accrued expenses	33,257
Total liabilities		381,977,129
Net Assets		$3,435,863,286
Net Assets consist of:
Paid in capital		$3,728,177,500
Total accumulated earnings (loss)		(292,314,214)
Net Assets		$3,435,863,286
Net Asset Value, offering price and redemption price per share ($3,435,863,286 ÷ 36,942,898 shares)		$93.00
Statement of Operations
Six months ended June 30, 2026 (Unaudited)
Investment Income
Interest		$71,965,293
Income from Fidelity Central Funds (including $5,340 from security lending)		1,122,640
Total income		73,087,933
Expenses
Custodian fees and expenses	$4,883
Independent trustees' fees and expenses	3,259
Total expenses before reductions	8,142
Expense reductions	(4,854)
Total expenses after reductions		3,288
Net Investment income (loss)		73,084,645
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(16,025,592)
Fidelity Central Funds	(5,420)
Futures contracts	(1,584,913)
Swaps	1,658,710
Written options	(14,777)
Total net realized gain (loss)		(15,971,992)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(27,172,946)
Fidelity Central Funds	4,049
Futures contracts	302,039
Swaps	259,430
Written options	9,861
TBA sale commitments	(4,326)
Total change in net unrealized appreciation (depreciation)		(26,601,893)
Net gain (loss)		(42,573,885)
Net increase (decrease) in net assets resulting from operations		$30,510,760
Statement of Changes in Net Assets

	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$73,084,645	$137,710,675
Net realized gain (loss)	(15,971,992)	(41,634,925)
Change in net unrealized appreciation (depreciation)	(26,601,893)	128,397,872
Net increase (decrease) in net assets resulting from operations	30,510,760	224,473,622
Distributions to shareholders	(71,283,884)	(135,762,217)

Affiliated share transactions
Proceeds from sales of shares	208,670,754	266,515,599
Reinvestment of distributions	71,283,884	135,761,284
Cost of shares redeemed	(78,369,370)	(146,529,129)

Net increase (decrease) in net assets resulting from share transactions	201,585,268	255,747,754
Total increase (decrease) in net assets	160,812,144	344,459,159

Net Assets
Beginning of period	3,275,051,142	2,930,591,983
End of period	$3,435,863,286	$3,275,051,142

Other Information
Shares
Sold	2,242,945	2,869,648
Issued in reinvestment of distributions	761,486	1,451,036
Redeemed	(840,949)	(1,575,989)
Net increase (decrease)	2,163,482	2,744,695

Financial Highlights
VIP Investment Grade Central Fund

	Six months ended June 30, 2026 (Unaudited)	Years ended December 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$94.17	$91.48	$93.71	$91.75	$109.19	$114.93
Income from Investment Operations
Net investment income (loss) A,B	2.070	4.156	4.025	3.608	2.711	2.481
Net realized and unrealized gain (loss)	(1.220)	2.630	(2.296)	1.882	(16.386)	(2.817)
Total from investment operations	.850	6.786	1.729	5.490	(13.675)	(.336)
Distributions from net investment income	(2.020)	(4.096)	(3.959)	(3.530)	(2.765)	(2.717)
Distributions from net realized gain	-	-	-	-	(1.000)	(2.687)
Total distributions	(2.020)	(4.096)	(3.959)	(3.530)	(3.765)	(5.404)
Net asset value, end of period	$93.00	$94.17	$91.48	$93.71	$91.75	$109.19
Total Return C,D	.91%	7.54%	1.88%	6.13%	(12.69)%	(.28)%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions, if any G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	4.46% H	4.46%	4.35%	3.93%	2.79%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$3,435,863	$3,275,051	$2,930,592	$2,896,776	$2,458,557	$2,404,652
Portfolio turnover rate I	157 % H	129%	196%	205%	188%	178% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2026

1. Organization.
Fidelity VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, capital loss carryforwards and losses deferred due to wash sales and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$16,457,672
Gross unrealized depreciation	(108,670,359)
Net unrealized appreciation (depreciation)	$(92,212,687)
Tax cost	$3,747,341,042

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(37,870,639)
Long-term	(147,620,365)
Total capital loss carryforward	$(185,491,004)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity VIP Investment Grade Central Fund
Credit Risk
Swaps	(30,576)	29,775
Total Credit Risk	(30,576)	29,775
Interest Rate Risk
Futures Contracts	(1,584,913)	302,039
Purchased Options	(316,011)	180,215
Written Options	(14,777)	9,861
Swaps	1,689,286	229,655
Total Interest Rate Risk	(226,415)	721,770

Totals	(256,991)	751,545

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity VIP Investment Grade Central Fund	95,389,388

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity VIP Investment Grade Central Fund	133,641,654

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity VIP Investment Grade Central Fund	1,498,342,540	1,437,810,754
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity VIP Investment Grade Central Fund	565	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4,854.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares as shown below.

Fund	Ownership %
VIP Asset Manager 50% Portfolio	9.4
VIP Asset Manager 70% Portfolio	2.4
VIP Balanced Portfolio	88.2
10. Credit Risk.
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.831205.120
VIGC-SANN-0826

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Garrison Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 21, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	August 21, 2026